UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31/04

Date of reporting period: 7/31/04

Item 1.	Schedule of Investments.

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations — 27.8%
Countrywide Home Loans, Inc. Series 1997-4, Class A	$47,825	8.00%		08/25/2027	$47,764
Countrywide Home Loans, Inc. Series 2002-21, Class A2	315,558	5.75		11/25/2017	317,291
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1	2,382,794	3.83	#	11/19/2033	2,339,287
Federal Home Loan Mortgage Corp. PAC Series 23, Class PK	1,366,000	6.00		11/25/2023	1,424,699
Federal Home Loan Mortgage Corp. PAC Series 159, Class H	124,887	4.50		09/15/2021	124,798
Federal Home Loan Mortgage Corp. PAC Series 1614, Class MB	658,028	6.50		12/15/2009	689,842
Federal Home Loan Mortgage Corp. PAC Series 1650, Class K	880,000	6.50		01/15/2024	938,579
Federal Home Loan Mortgage Corp. PAC Series 2103, Class TE	1,333,000	6.00		12/15/2028	1,375,327
Federal Home Loan Mortgage Corp. PAC Series 2109, Class PE	995,000	6.00		12/15/2028	1,035,854
Federal Home Loan Mortgage Corp. PAC Series 2131, Class PE	910,789	6.00		04/15/2026	940,844
Federal Home Loan Mortgage Corp. PAC Series 2178, Class PB	5,450,000	7.00		08/15/2029	5,784,373
Federal Home Loan Mortgage Corp. PAC Series 2389, Class CD	450,000	6.00		03/15/2016	469,994
Federal Home Loan Mortgage Corp. PAC Series 2520, Class NL	941,384	4.50		09/15/2022	949,932
Federal Home Loan Mortgage Corp. PAC Series 2594, Class OR	865,449	4.25		06/15/2032	843,410
Federal Home Loan Mortgage Corp. REMIC PAC Series 41, Class F	384,108	10.00		05/15/2020	384,631
Federal Home Loan Mortgage Corp. REMIC PAC Series 1351, Class TE	1,581,296	7.00		08/15/2022	1,644,457
Federal Home Loan Mortgage Corp. REMIC PAC Series 1607, Class G	1,474,780	6.00		08/15/2013	1,525,991
Federal Home Loan Mortgage Corp. REMIC PAC Series 1611, Class IA	450,240	6.50		02/15/2023	454,786
Federal Home Loan Mortgage Corp. REMIC PAC Series 1673, Class H	143,064	6.00		11/15/2022	147,891
Federal Home Loan Mortgage Corp. REMIC PAC Series 2022, Class PE	429,137	6.50		01/15/2028	452,678
Federal Home Loan Mortgage Corp. REMIC PAC Series 2061, Class TA	3,693,087	5.25		10/15/2027	3,751,876
Federal Home Loan Mortgage Corp. REMIC PAC Series 2161, Class PG	986,522	6.00		04/15/2028	1,019,643
Federal Home Loan Mortgage Corp. REMIC PAC Series 2345, Class PQ	220,000	6.50		08/15/2016	233,715
Federal Home Loan Mortgage Corp. REMIC PAC Series 2439, Class LG	2,375,000	6.00		09/15/2030	2,472,620
Federal Home Loan Mortgage Corp. REMIC PAC Series 2498, Class NE	276,185	6.00		11/15/2028	281,686
Federal Home Loan Mortgage Corp. REMIC Series 1163, Class JA	162,401	7.00		11/15/2021	162,292
Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B	2,143	6.00		11/15/2023	2,143
Federal Home Loan Mortgage Corp. REMIC Series 2591, Class QY	525,853	5.00		05/15/2014	537,344
Federal Home Loan Mortgage Corp. Series 2515, Class KA	792,617	5.00		02/15/2016	811,382
Federal Home Loan Mortgage Corp. Series 2584, Class LX	309,079	5.50		12/15/2013	320,005
Federal Home Loan Mortgage Corp. Series 31, Class EA@	1,537,440	0.00		04/25/2024	1,402,013
Federal National Mortgage Association PAC Series 1992-129, Class L	893,803	6.00		07/25/2022	931,854
Federal National Mortgage Association PAC Series 1993-225, Class UB	1,969,349	6.50		12/25/2023	2,058,465
Federal National Mortgage Association PAC Series 2001-76, Class UC	1,000,000	5.50		11/25/2015	1,039,942
Federal National Mortgage Association PAC Series 2002-56, Class UC	1,200,000	5.50		09/25/2017	1,235,896
Federal National Mortgage Association REMIC PAC Series 1991-94, Class E@	340,877	0.00		07/25/2021	310,314
Federal National Mortgage Association REMIC PAC Series 1993-132, Class A@	391,938	0.00		10/25/2022	362,457
Federal National Mortgage Association REMIC PAC Series 1998-36, Class J	485,141	6.00		07/18/2028	499,558
Federal National Mortgage Association REMIC PAC Series 2001-71, Class MB	891,000	6.00		12/25/2016	934,684
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP	3,237,696	4.00		03/25/2033	3,218,717
Federal National Mortgage Association REMIC Series 1991-137, Class H	485,713	7.00		10/25/2021	517,136
Federal National Mortgage Association REMIC Series 1992, Class 89 @	163,654	0.00		06/25/2022	141,879
Federal National Mortgage Association REMIC Series 1992-1, Class E	32,874	7.50		01/25/2007	34,114
Federal National Mortgage Association REMIC Series 1993-140, Class J	1,100,000	6.65		06/25/2013	1,165,473
Federal National Mortgage Association REMIC Series 1993-182, Class FA	121,375	3.82	#	09/25/2023	123,018
Federal National Mortgage Association REMIC Series 1993-183, Class K	500,000	6.50		07/25/2023	526,651
Federal National Mortgage Association REMIC Series 1999-9, Class PD	328,374	6.00		05/25/2017	331,659
Federal National Mortgage Association REMIC Series 2001-4, Class D	719,539	6.50		04/25/2028	724,949
Federal National Mortgage Association REMIC Series 2001-20, Class VB	575,000	6.00		09/25/2017	592,320
Federal National Mortgage Association REMIC Series 2002-71, Class PC	1,000,000	5.50		12/25/2026	1,029,743
Federal National Mortgage Association Series 2000-M2, Class C	1,600,000	7.03	#	07/17/2022	1,778,368

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Federal National Mortgage Association Series 2003-W6, Class 3A	$1,815,018	6.50%		09/25/2042	$1,900,317
Government National Mortgage Association REMIC PAC Series 2001-6, Class PM	864,534	6.50		06/16/2030	899,650
Government National Mortgage Association REMIC Series 2001-60, Class AC	295,000	6.00		05/20/2029	303,203
Government National Mortgage Association Series 1998-12, Class EB	863,532	6.50		05/20/2028	888,869
Government National Mortgage Association Series 2001-53, Class F	339,951	1.77	#	10/20/2031	340,295
Government National Mortgage Association Series 2002-28, Class A	1,949,922	4.78		02/16/2018	2,009,316
Government National Mortgage Association Series 2004-9, Class A	1,816,095	3.36		08/16/2022	1,780,789
Government National Mortgage Association Series 2004-45, Class A	1,496,010	4.02		12/16/2021	1,493,609
Master Asset Securitization Trust Series 2004-3, Class 5A1	1,004,240	6.25		01/25/2032	1,033,381
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1	1,098,591	5.00		05/25/2018	1,082,818
Securitized Asset Sales, Inc. Series 1993-7, Class TA6	203,414	6.25		12/25/2023	203,182
Vendee Mortgage Trust Series 1996-2, Class 1Z	489,346	6.75		06/15/2026	520,481
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5	1,000,000	5.75		12/25/2032	1,024,092
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1	722,175	5.00		06/25/2018	724,156

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					$64,648,502

Mortgage-Backed Pass-Through Obligations — 4.0%
Federal Home Loan Mortgage Corp.	$5,776	7.75%		09/01/2007	$5,814
	669,440	5.50		08/01/2017	688,613
	360,106	6.00		10/01/2023	372,512
Federal National Mortgage Association	34,334	8.00		12/01/2007	35,901
	930,819	7.00		03/01/2009	986,870
	1,452,660	4.50		11/01/2009	1,453,959
	26,919	6.50		02/01/2012	28,660
	991,839	6.50		09/01/2013	1,050,284
	600,167	10.50		11/01/2015	662,211
	717,984	6.00		07/01/2016	750,397
	15,540	5.32	#	08/01/2023	15,949
	16,627	9.00		07/01/2024	18,735
	84,688	5.76	#	12/01/2028	87,458
	286,609	7.00		11/01/2031	303,407
	1,337,904	5.24	#	02/01/2033	1,332,561
Government National Mortgage Association	26,407	8.00		10/15/2016	28,931
	43,117	8.00		07/15/2017	47,297
	1,546	4.63	#	11/20/2024	1,565
	2,418	4.63	#	12/20/2024	2,450
	75,899	3.38	#	04/20/2026	75,747
	47,859	4.75	#	08/20/2026	48,335
	75,646	3.38	#	01/20/2028	75,690
	1,280,991	5.50		10/15/2033	1,291,453

					9,364,799

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS					$9,364,799

U.S. Government Agency Obligations — 63.6%
Federal Farm Credit Bank	$470,000	5.40%		05/10/2006	$490,691
	4,500,000	3.00		04/15/2008	4,400,330
	237,000	6.89		09/13/2010	267,784
	250,000	7.00		09/01/2015	290,087
	500,000	6.13		12/29/2015	544,715
Federal Home Loan Bank	4,800,000	3.00		08/15/2005	4,832,247
	1,240,000	4.96		10/07/2005	1,277,160
	5,000,000	5.13		03/06/2006	5,186,640
	10,000,000	2.25		05/15/2006	9,906,050
	260,000	7.01		06/14/2006	279,633
	1,815,000	1.88		06/15/2006	1,785,328
	7,000,000	5.25		08/15/2006	7,308,826
	425,000	2.88		02/15/2007	421,338
	735,000	5.38		02/15/2007	771,232
	525,000	3.50		09/12/2007	525,144
	125,000	5.88		11/15/2007	133,878
	115,000	6.02		01/09/2008	123,814
	50,000	5.97		03/25/2008	53,817
	1,000,000	6.00		06/11/2008	1,079,835
	5,000,000	2.63		07/15/2008	4,790,885
	250,000	5.37		12/11/2008	264,255
	3,000,000	5.59		02/03/2009	3,198,651
	125,000	5.90		03/26/2009	134,983
	35,000	5.99		04/09/2009	37,937
Federal Home Loan Mortgage Corp.	4,000,000	1.88		01/15/2005	4,000,428
	5,000,000	6.88		01/15/2005	5,112,690
	6,850,000	2.13		11/15/2005	6,820,764
	220,000	5.95		01/19/2006	230,441
	12,000,000	5.50		07/15/2006	12,596,280
	12,750,000	2.75		08/15/2006	12,702,073
	6,500,000	2.88		12/15/2006	6,465,492
	2,000,000	2.75		03/15/2008	1,934,824
	200,000	5.75		04/15/2008	213,526
	5,000,000	3.63		09/15/2008	4,950,840
Federal National Mortgage Association	215,000	7.88		02/24/2005	222,064
	500,000	7.65		03/10/2005	516,988
	10,975,000	3.88		03/15/2005	11,098,172
	10,750,000	6.00		12/15/2005	11,248,789
	5,000,000	5.25		06/15/2006	5,219,780
	15,000,000	4.38		10/15/2006	15,437,595
	490,000	3.88		12/01/2008	488,345
Tennessee Valley Authority 1995 Series A	436,000	6.38		06/15/2005	451,432

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS					$147,815,783

U.S. Treasury Obligations — 4.0%

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
United States Treasury Notes	$2,700,000	3.50%	11/15/2006	$2,739,658
	3,800,000	6.13	08/15/2007	4,126,713
	2,500,000	3.63	07/15/2009	2,492,577

TOTAL U.S. TREASURY OBLIGATIONS				$9,358,948

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. ^	$523,000	1.12%	08/02/2004	$523,000
Maturity Value: $523,049

TOTAL REPURCHASE AGREEMENT				$523,000

TOTAL INVESTMENTS — 99.6%				$231,711,032
Other assets in excess of liabilities — 0.4%				853,510

Net Assets — 100.0%				$232,564,542

#	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $520,000 U.S.Treasury Notes, 7.875%, due 11/15/2004 with a market value of $537,550.

@	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:

MSC — Mortgage Securities Corp.
PAC — Planned Amortization Class
REMIC — Real Estate Mortgage Investment Conduit

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$234,149,535

Gross unrealized gain	907,064
Gross unrealized loss	(3,345,567)

Net unrealized security loss	$(2,438,503)

Item 1.	Schedule of Investments.

COMMERCE BOND FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities — 17.6%

Auto — 1.3%
Distribution Financial Services Trust Series 1999-3, Class A6	$5,000,000	6.88%	11/15/2016	$5,207,484
WFS Financial Owner Trust Series 2004-F1, Class A3	2,500,000	2.19	06/20/2008	2,470,888

				7,678,372

Commercial — 3.3%
Asset Securitization Corp. Series 1995-MD4, Class A1	2,519,173	7.10	08/13/2029	2,636,714
Asset Securitization Corp. Series 1997-D4, Class 4IE	4,100,000	7.53	04/14/2029	4,527,778
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B	6,600,000	6.21	10/15/2035	7,094,652
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4	5,500,000	6.46	03/15/2031	6,000,333

				20,259,477

Credit Card — 2.9%
Citibank Credit Card Master Trust I Series 1997-6, Class B @	5,000,000	0.00	08/15/2006	4,996,875
MBNA Master Credit Card Trust Series 1999-B, Class B	5,000,000	6.20	08/15/2011	5,409,344
Standard Credit Card Master Trust Series 1995-1, Class B	7,000,000	8.45	01/07/2007	7,194,774

				17,600,993

Home Equity — 5.0%
Cityscape Home Loan Trust Series 1997-4, Class A5	2,079,580	7.01	10/25/2018	2,077,532
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6	1,906,624	7.68	12/25/2029	1,965,014
Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1	2,516,127	7.28	01/15/2029	2,521,801
Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1	874,918	7.36	07/15/2011	874,262
Residential Asset Securities Corp. Series 1999-KS1, Class AI8	2,184,374	6.32	04/25/2030	2,241,608
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5	11,029,000	8.35	03/25/2025	11,435,582
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7	8,849,000	7.98	09/25/2025	9,254,972

				30,370,771

Manufactured Housing — 5.1%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5	3,841,271	7.60	03/15/2027	3,982,208
Green Tree Financial Corp. Series 1993-4, Class A5	9,912,617	7.05	01/15/2019	10,240,622
Green Tree Financial Corp. Series 1995-5, Class M1	2,000,000	7.65	09/15/2026	2,152,024
Green Tree Financial Corp. Series 1996-4, Class A7	4,502,028	7.90	06/15/2027	4,872,935
Green Tree Financial Corp. Series 1998-3, Class A5	862,132	6.22	03/01/2030	857,837
Green Tree Financial Corp. Series 1998-3, Class A6	1,020,282	6.76	03/01/2030	1,036,473
Green Tree Financial Corp. Series 1999-1, Class M1	3,750,000	6.56	03/01/2020	1,237,500
Green Tree Financial Corp. Series 1999-1, Class M2	1,500,000	7.34	11/01/2028	360,000
Indymac Manufactured Housing Contract Series 1997-1, Class A3	1,440,074	6.61	02/25/2028	1,368,219
Indymac Manufactured Housing Contract Series 1997-1, Class A4	1,028,625	6.75	02/25/2028	982,971
Indymac Manufactured Housing Contract Series 1998-1, Class A5	1,844,319	6.96	09/25/2028	1,757,752
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5	2,016,563	7.13	05/15/2027	2,094,432

				30,942,973

TOTAL ASSET-BACKED SECURITIES				$106,852,586

Municipal Securities — 0.3%
Multnomah County OR School District 1J Portland GO Bonds Refunding Taxable	$785,000	5.17%	06/15/2011	$775,478
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series A	1,000,000	5.20	03/01/2014	994,000

TOTAL MUNICIPAL SECURITIES				$1,769,478

Collateralized Mortgage Obligations — 15.0%
Countrywide Alternative Loan Trust Series 2004-18CBC, Class 3A1	$4,500,000	5.25%	09/25/2019	$4,548,510
Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD	10,579,800	6.00	03/15/2017	11,072,569
Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG	4,500,000	6.00	01/15/2029	4,692,251
Federal Home Loan Mortgage Corp. PAC Series 2633, Class PC	6,000,000	4.50	07/15/2015	5,976,965
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM	2,458,772	6.70	09/15/2023	2,591,211
Federal Home Loan Mortgage Corp. Series 2524, Class WC	1,950,000	6.00	11/15/2028	1,983,717
Federal Home Loan Mortgage Corp. Series 2677, Class BC	800,000	4.00	09/15/2218	685,802
Federal Home Loan Mortgage Corp. Series 2760, Class EC	4,050,000	4.50	04/15/2017	3,925,845
Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG	3,600,000	6.50	09/25/2031	3,794,205
Federal National Mortgage Association FNIC PAC Series 2001-76, Class UC	10,000,000	5.50	11/25/2015	10,399,420
Federal National Mortgage Association PAC Series 2003-14, Class AP	2,408,037	4.00	03/25/2033	2,393,921
Federal National Mortgage Association REMIC Series 1992-1, Class E	230,119	7.50	01/25/2007	238,798
Federal National Mortgage Association Series 2000-M2, Class C	4,600,000	7.03 #	07/17/2022	5,112,808
Federal National Mortgage Association Series 2002 82, Class XE	2,660,000	5.00	12/25/2017	2,587,855

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Federal National Mortgage Association Series 2002-73, Class OE	$3,404,000	5.00%	11/25/2017	$3,324,597
Federal National Mortgage Association Series 2003-86, Class OC	5,270,000	5.00	09/25/2026	5,331,470
Government National Mortgage Association REMIC Series 1998-12, Class EB	3,454,129	6.50	05/20/2028	3,555,477
Master Asset Securitization Trust Series 2004-3, Class 5A1	2,111,774	6.25	01/25/2032	2,173,052
Residential Asset Securitization Trust Series 2004-IP1, Class A1	3,214,854	4.01	01/25/2034	3,164,087
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII	6,309,381	6.00	05/25/2033	6,408,201
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1	2,828,086	5.00	05/25/2018	2,787,484
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1	4,012,083	5.00	06/25/2018	4,023,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$90,771,330

Commercial Mortgages — 1.7%
Government National Mortgage Association Series 2001-12, Class B	$1,447,000	6.14%	06/16/2021	$1,550,959
Government National Mortgage Association Series 2002-62, Class B	1,641,000	4.76	01/16/2025	1,653,733
Government National Mortgage Association Series 2004-45, Class A	2,992,021	4.02	12/16/2021	2,987,219
Government National Mortgage Association Series 2004-9, Class A	4,056,583	3.36	08/16/2022	3,977,721
TOTAL COMMERCIAL MORTGAGES				$10,169,632

Corporate Obligations — 27.8%
Cable TV — 0.3%
Comcast Corp.	$1,600,000	6.50%	01/15/2015	$1,683,442

Financial — 14.7%
Allstate Financial Global Funding †	2,400,000	6.15	02/01/2006	2,514,058
American General Finance Corp. MTN Series H	3,000,000	4.50	11/15/2007	3,056,754
Apache Finance Property Ltd.	4,500,000	7.00	03/15/2009	5,105,957
Bear Stearns Companies, Inc.	4,500,000	4.00	01/31/2008	4,512,654
Caterpillar Financial Services Corp. MTN Series F	1,500,000	2.65	01/30/2006	1,499,934
Deluxe Corp.	1,300,000	5.00	12/15/2012	1,266,992
Equitable Life Assurance Society of the United States †	11,775,000	7.70	12/01/2015	13,669,668
Ford Motor Credit Co.	3,250,000	5.80	01/12/2009	3,307,444
General Electric Capital Corp. MTN Series A	3,000,000	5.00	06/15/2007	3,122,964
	4,325,000	5.88	02/15/2012	4,585,780
General Motors Acceptance Corp.	1,750,000	6.63	10/15/2005	1,818,542
	1,900,000	5.63	05/15/2009	1,904,708
John Deere Capital Corp.	3,000,000	3.63	05/25/2007	3,004,302
Metropolitan Life Insurance Co. †	8,000,000	7.70	11/01/2015	9,331,072
Morgan Stanley	900,000	6.75	04/15/2011	988,700
	1,720,000	5.30	03/01/2013	1,713,266
Morgan Stanley Traded Custody Receipts †	10,311,000	7.72 #	03/01/2032	11,685,456
PNC Bank, N.A.	8,250,000	7.88	04/15/2005	8,562,898
Reed Elsevier Capital, Inc.	1,800,000	6.75	08/01/2011	1,994,904
SLM Corp. MTN	2,443,000	4.00	01/15/2009	2,415,284
Wells Fargo & Co.	3,480,000	3.13	04/01/2009	3,330,492

				89,391,829

Forestry — 0.1%
Weyerhaeuser Co.	457,000	6.75	03/15/2012	499,650

Industrial — 3.4%
Campbell Soup Co.	2,600,000	8.88	05/01/2021	3,415,334
Receipts on Corporate Securities Trust CHR-1998-1	5,874,734	6.50	08/01/2018	5,987,294
Receipts on Corporate Securities Trust NSC-1998-1	3,358,022	6.38	05/15/2017	3,515,680
Ryder System, Inc.	4,000,000	6.60	11/15/2005	4,173,684
Service Master Co.	2,661,000	7.10	03/01/2018	2,870,767
Waste Management, Inc.	560,000	7.65	03/15/2011	638,108

				20,600,867

Multimedia — 0.4%
AOL Time Warner	495,000	6.13	04/15/2006	518,521
	1,600,000	6.75	04/15/2011	1,739,906

				2,258,427

Oil & Gas — 0.8%
Occidental Petroleum Corp.	2,925,000	7.38	11/15/2008	3,289,004
Tosco Corp.	1,258,000	7.25	01/01/2007	1,366,485

				4,655,489

Oil-Field Services — 0.1%
Halliburton Co.	620,000	5.50	10/15/2010	631,934

Real Estate — 2.4%
Archstone Communities Trust	3,000,000	8.20	07/03/2005	3,144,600
EOP Operating LP	3,300,000	7.75	11/15/2007	3,671,233
Merry Land & Investment, Inc.	1,000,000	6.88	11/01/2004	1,011,590

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Simon Debartolo Group LP	$5,000,000	6.75%	06/15/2005	$5,154,030
Speiker Properties LP	1,600,000	7.35	12/01/2017	1,792,861

				14,774,314

Sovereign Agency — 0.3%
Resolution Funding Corp.	1,500,000	8.13	10/15/2019	1,949,637

Utilities — 2.1%
GTE Corp.	12,000,000	6.84	04/15/2018	12,819,672

Yankee — 3.2%
BHP Billiton Finance USA Ltd.	2,044,000	4.80	04/15/2013	2,009,266
Deutsche Telekom International Finance BV	1,335,000	8.50 #	06/15/2010	1,574,575
France Telecom SA	1,286,000	8.75 #	03/01/2011	1,500,464
Hanson Overseas BV	5,000,000	6.75	09/15/2005	5,216,485
Swiss Bank Corp.	8,000,000	7.38	06/15/2017	9,418,096

				19,718,886

TOTAL CORPORATE OBLIGATIONS				$168,984,147

Foreign Debt Obligations — 0.1%
Sovereign — 0.1%
Republic of Poland	$592,000	5.25%	01/15/2014	$592,000

TOTAL FOREIGN DEBT OBLIGATIONS				$592,000

Mortgage-Backed Pass-Through Obligations — 16.8%
Federal Home Loan Mortgage Corp.	$326,834	6.00%	12/01/2013	$340,727
	476,229	8.50	02/01/2019	525,824
	676,968	8.50	03/01/2021	748,684
	3,300,633	7.00	05/01/2026	3,505,493
	476,329	7.00	10/01/2030	504,438
	485,153	7.50	12/01/2030	520,910
	953,516	7.50	01/01/2031	1,023,791
	2,008,800	7.00	08/01/2031	2,126,796
	9,500,568	5.00	05/01/2033	9,284,156
	8,256,889	5.50	06/01/2033	8,302,473
	4,346,140	2.72	05/01/2034	4,280,245
Federal National Mortgage Association	1,178,703	5.50	01/01/2009	1,220,054
	893,297	7.00	07/01/2009	947,545
	189,874	6.50	02/01/2012	202,155
	418,415	6.00	12/01/2013	428,254
	250,336	6.50	07/01/2014	263,761
	591,237	9.00	11/01/2021	660,204
	93,193	6.50	08/01/2024	97,848
	115,720	6.50	09/01/2024	121,500
	52,735	6.50	09/01/2024	55,369
	159,406	9.00	02/01/2025	179,502
	126,539	6.50	03/01/2026	132,625
	401,325	8.00	07/01/2028	438,895
	715,449	6.50	10/01/2028	748,537
	191,278	7.00	10/01/2028	202,790
	715,610	5.75 #	12/01/2028	739,023
	181,462	6.50	01/01/2029	189,854
	354,397	6.00	07/01/2029	364,595
	645,524	7.50	09/01/2029	691,431
	581,570	7.00	03/01/2031	615,828
	333,601	7.50	03/01/2031	357,230
	945,810	7.00	11/01/2031	1,001,242
	2,189,097	7.00	01/01/2032	2,317,395
	4,528,152	6.00	12/01/2032	4,650,590
	6,689,908	5.00	02/01/2033	6,542,415
	6,258,255	5.50	03/01/2033	6,288,996
	6,424,273	5.50	03/01/2033	6,455,830
	4,245,111	5.00	07/01/2033	4,151,518
	14,209,824	4.50	08/01/2033	13,436,954
	4,845,262	5.00	02/01/2034	4,727,970
Government National Mortgage Association	1,087,513	8.00	02/15/2022	1,197,070
	425,005	7.50	08/20/2025	457,980
	1,565,350	7.50	07/20/2026	1,684,920
	2,845,547	6.50	04/15/2031	2,981,065
	3,338,540	6.50	05/15/2031	3,497,536
	2,561,982	5.50	10/15/2033	2,582,907

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$101,794,925

U.S. Government Agency Obligations — 16.9%
Farmer Mac MTN	$542,000	6.68%	06/10/2014	$609,532
Federal Home Loan Bank	10,000,000	5.13	03/06/2006	10,373,280
	18,755,000	2.75	11/15/2006	18,600,327
	7,210,000	4.88	11/15/2006	7,471,377
	7,000,000	5.59	02/03/2009	7,463,519
	2,270,000	5.58	02/17/2009	2,419,330
	3,025,000	7.13	02/15/2030	3,573,620
Federal Home Loan Mortgage Corp.	15,000,000	2.75	08/15/2006	14,943,615
	7,000,000	4.50	07/15/2013	6,801,753
Federal National Mortgage Association	1,300,000	5.08	06/24/2018	1,258,005
	8,900,000	7.13	01/15/2030	10,525,087
	10,000,000	6.63	11/15/2030	11,177,680
Tennessee Valley Authority	5,765,000	6.00	03/15/2013	6,211,793
	1,000,000	7.13	05/01/2030	1,182,672

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$102,611,590

U.S. Treasury Obligations — 1.2%
United States Treasury Bonds	$400,000	8.00%	11/15/2021	$530,391
	6,000,000	6.25	05/15/2030	6,810,468
TOTAL U.S. TREASURY OBLIGATIONS				$7,340,859

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. ^	$12,323,000	1.12%	08/02/2004	$12,323,000
Maturity Value: $12,324,150

TOTAL REPURCHASE AGREEMENT				$12,323,000

TOTAL INVESTMENTS — 99.4%				$603,209,547
Other assets in excess of liabilities — 0.6%				3,576,190
Net Assets — 100.0%				$606,785,737

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $37,200,254 which represents 6.1% of net assets as of July 31, 2004.

#	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

@	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $8,715,000 U.S. Treasury Bonds, 13.25%, due 05/15/2014 with a market value of $12,571,388.

Investment Abbreviations:

FGIC	—Insured by Financial Guaranty Insurance Co.
FNIC	—Financial Network Investment Corporation
GO	—General Obligation
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$597,482,205

Gross unrealized gain	16,556,914
Gross unrealized loss	(10,710,698)

Net unrealized security gain	$5,846,216

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Communications — 1.0%
80,800	Nextel Communications, Inc.*	$1,839,008

Consumer Durables — 1.1%
39,000	Electronic Arts, Inc.*	1,955,070

Consumer Non-Durables — 6.8%
40,400	Anheuser-Busch Companies, Inc.	2,096,760
29,000	Colgate-Palmolive Co.	1,542,800
63,100	PepsiCo, Inc.	3,155,000
111,100	The Procter & Gamble Co.	5,793,865

		12,588,425

Consumer Services — 3.8%
32,600	eBay, Inc.*	2,553,558
51,100	Harrah’s Entertainment, Inc.	2,375,639
68,300	International Game Technology	2,208,822

		7,138,019

Distribution Services — 1.7%
26,700	CDW Corp.	1,716,810
39,500	SYSCO Corp.	1,360,775

		3,077,585

Electronic Technology — 20.1%
351,500	Cisco Systems, Inc.*	7,332,290
153,700	Dell, Inc.*	5,451,739
95,800	Fairchild Semiconductor International, Inc.*	1,407,302
232,100	Intel Corp.	5,658,598
74,600	Jabil Circuit, Inc.*	1,622,550
56,000	L-3 Communications Holdings, Inc.	3,424,400
75,500	Lam Research Corp.*	1,800,675
10,600	Lexmark International, Inc.*	938,100
74,300	Microchip Technology, Inc.	2,152,471
84,400	Motorola, Inc.	1,344,492
14,700	QUALCOMM, Inc.	1,015,476
86,800	Texas Instruments, Inc.	1,851,444
40,300	The Boeing Co.	2,045,225
66,400	UTStarcom, Inc.*	1,212,464

		37,257,226

Finance — 10.4%
36,300	AFLAC, Inc.	1,438,932
77,500	American Express Co.	3,894,375
43,200	American International Group, Inc.	3,052,080
66,800	Morgan Stanley & Co., Inc.	3,295,244
34,700	The Progressive Corp.	2,658,714
87,000	Wells Fargo & Co.	4,994,670

		19,334,015

Health Services — 4.7%
20,800	Quest Diagnostics, Inc.	1,707,264
74,900	UnitedHealth Group, Inc.	4,711,210
22,100	WellPoint Health Networks, Inc.*	2,234,310

		8,652,784

Health Technology — 12.1%
24,300	Allergan, Inc.	1,838,052
49,400	Becton, Dickinson & Co.	2,333,162
46,700	Forest Laboratories, Inc.*	2,348,543
41,500	Medtronic, Inc.	2,061,305
309,300	Pfizer, Inc.	9,885,228
83,800	Stryker Corp.	3,995,584

		22,461,874

Miscellaneous — 4.2%
56,700	Biotech HOLDRs Trust*	7,881,300

Non-Energy Minerals — 1.7%
30,500	Freeport-McMoRan Copper & Gold, Inc. Cla	1,062,925
51,200	Newmont Mining Corp.	2,072,064

		3,134,989

Producer Manufacturing — 9.8%
66,800	3M Co.	5,501,648
66,400	Danaher Corp.	3,363,160
281,700	General Electric Co.	9,366,525

		18,231,333

Retail Trade — 9.2%
64,800	Bed Bath & Beyond, Inc.*	2,293,272
38,600	Lowe’s Companies, Inc.	1,880,592
147,800	The Gap, Inc.	3,355,060
87,800	The Home Depot, Inc.	2,960,616
100,900	The TJX Cos., Inc.	2,368,123
80,400	Wal-Mart Stores, Inc.	4,262,004

		17,119,667

Technology Services — 11.7%
56,000	Adobe Systems, Inc.	2,362,080
40,600	Affiliated Computer Services, Inc.*	2,107,140
39,500	International Business Machines Corp.	3,439,265
61,700	Macromedia, Inc.*	1,246,340
21,700	Mercury Interactive Corp.*	793,352
341,600	Microsoft Corp.	9,721,936
42,800	Symantec Corp.*	2,001,328

		21,671,441

Transportation — 0.9%
20,900	FedEx Corp.	1,711,292

TOTAL COMMON STOCKS		$184,054,028

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 1.7%
State Street Bank & Trust Co.^	$3,120,000	1.12%	08/02/2004	$3,120,000
Maturity Value: $3,120,291

TOTAL REPURCHASE AGREEMENT				$3,120,000

TOTAL INVESTMENTS — 100.9%				$187,174,028
Liabilities in excess of other assets — (0.9)%				(1,652,051)

Net Assets — 100.0%				$185,521,977

*	Non-income producing security.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $2,590,000 U.S Treasury Bonds, 6.875%, due 08/15/2025 with a market value of $3,182,729.

Investment Abbreviations:

HOLDRs — Holding Company Depositary Receipts

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$168,315,559

Gross unrealized gain	28,360,544
Gross unrealized loss	(9,502,075)

Net unrealized security gain	$18,858,469

Item 1.	Schedule of Investments.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Commercial Services — 4.3%
40,410	Equifax, Inc.	$974,689
37,770	Harte-Hanks, Inc.	912,523
12,109	Moody’s Corp.	824,623
50,307	The Interpublic Group of Cos., Inc.*	643,427

		3,355,262

Communications — 1.9%
30,284	Nextel Communications, Inc.*	689,264
10,030	Telephone & Data Systems, Inc.	761,277

		1,450,541

Consumer Durables — 3.0%
11,456	Electronic Arts, Inc.*	574,289
13,085	Fortune Brands, Inc.	944,475
18,355	Lennar Corp.	783,392

		2,302,156

Consumer Non-Durables — 1.8%
12,310	Brown-Forman Corp. Class B	572,538
77,770	Del Monte Foods Co.*	819,696

		1,392,234

Consumer Services — 7.2%
24,189	Brinker International, Inc.*	866,208
26,198	Dow Jones & Co., Inc.	1,110,271
29,371	Harrah’s Entertainment, Inc.	1,365,458
45,540	International Game Technology	1,472,764
18,385	The New York Times Co.	764,816

		5,579,517

Distribution Services — 2.5%
16,805	AmerisourceBergen Corp.	908,478
16,570	CDW Corp.	1,065,451

		1,973,929

Electronic Technology — 18.5%
54,740	Advanced Micro Devices, Inc.*	683,703
13,910	Alliant Techsystems, Inc.*	875,773
40,805	Avaya, Inc.*	597,793
39,995	Cadence Design Systems, Inc.*	538,733
12,810	Harris Corp.	608,219
33,160	Juniper Networks, Inc.*	761,354
17,257	KLA-Tencor Corp.*	711,161
17,611	L-3 Communications Holdings, Inc.	1,076,913
30,735	Linear Technology Corp.	1,201,738
60,210	MEMC Electronic Materials, Inc.*	547,309
22,865	Microchip Technology, Inc.	662,399
61,059	National Semiconductor Corp.*	1,047,162
51,455	Polycom, Inc.*	992,052
32,705	Rockwell Collins, Inc.	1,119,165
19,630	SanDisk Corp.*	477,402
40,945	Synopsys, Inc.*	1,035,499
52,012	Teradyne, Inc.*	889,405
22,647	Thermo Electron Corp.*	582,481

		14,408,261

Energy Minerals — 2.2%
10,330	EOG Resources, Inc.	656,471
11,242	Newfield Exploration Co.*	664,065
10,673	Pioneer Natural Resources Co.	384,762

		1,705,298

Finance — 7.1%
39,085	Ameritrade Holding Corp.*	433,453
15,190	Commerce Bancorp, Inc.	764,664
27,608	Federated Investors, Inc. Class B	776,061
18,700	First Horizon National Corp.	810,645
8,333	Legg Mason, Inc.	654,474
42,325	Providian Financial Corp.*	585,778
17,490	T. Rowe Price Group, Inc.	808,388
33,550	Waddell & Reed Financial, Inc.	651,541

		5,485,004

Health Services — 7.2%
10,742	Anthem, Inc.*	885,893
34,837	Caremark Rx, Inc.*	1,062,528
12,399	Express Scripts, Inc.*	813,374
25,190	IMS Health, Inc.	610,606
14,136	Quest Diagnostics, Inc.	1,160,283
22,086	Stericycle, Inc.*	1,082,214

		5,614,898

Health Technology — 9.0%
9,155	Allergan, Inc.	692,484
34,480	Biomet, Inc.	1,516,775
12,785	Genzyme Corp.*	655,615
10,538	Invitrogen Corp.*	553,034
16,540	IVAX Corp.*	397,079
7,261	St. Jude Medical, Inc.*	494,692
13,122	Varian Medical Systems, Inc.*	905,549
16,308	Waters Corp.*	715,595
13,815	Zimmer Holdings, Inc.*	1,054,223

		6,985,046

Industrial Services — 3.8%
9,745	BJ Services Co.*	483,937
17,988	Jacobs Engineering Group, Inc.*	719,160
19,746	Kinder Morgan, Inc.	1,184,957
10,129	Smith International, Inc.*	590,318

		2,978,372

Process Industries — 4.6%
29,652	Ecolab, Inc.	904,386
16,280	Pactiv Corp.*	383,882
16,770	Praxair, Inc.	661,577
18,548	Sigma-Aldrich Corp.	1,065,397
12,020	The Valspar Corp.	588,980

		3,604,222

Producer Manufacturing — 6.6%
9,450	Avery Dennison Corp.	572,386
14,317	Dover Corp.	568,099
23,035	Energizer Holdings, Inc.*	877,633
14,135	Gentex Corp.	506,033
15,389	ITT Industries, Inc.	1,230,351
32,614	Pitney Bowes, Inc.	1,376,311

		5,130,813

Retail Trade — 8.0%
14,540	AnnTaylor Stores Corp.*	390,254
16,670	Chico’s FAS, Inc.*	697,973
43,283	Dollar General Corp.	835,362
36,763	Staples, Inc.	1,061,715
57,862	The TJX Cos., Inc.	1,358,021
28,190	Tiffany & Co.	1,007,792
26,595	Williams-Sonoma, Inc.*	864,072

		6,215,189

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Shares	Description	Value
Technology Services — 11.9%
26,695	Adobe Systems, Inc.	$1,125,995
16,805	Affiliated Computer Services, Inc.*	872,179
34,885	BEA Systems, Inc.*	226,404
36,855	Ceridian Corp.*	663,390
51,934	Citrix Systems, Inc.*	915,077
28,095	Fiserv, Inc.*	962,535
32,625	Intuit, Inc.*	1,221,480
41,040	Siebel Systems, Inc.*	330,782
63,822	SunGard Data Systems, Inc.*	1,487,691
18,097	Symantec Corp.*	846,216
33,415	VERITAS Software Corp.*	636,890

		9,288,639
TOTAL COMMON STOCKS		$77,469,381

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 0.4%
State Street Bank & Trust Co.^	$314,000	1.12%	08/02/2004	$314,000
Maturity Value: $314,029
TOTAL REPURCHASE AGREEMENT				$314,000
TOTAL INVESTMENTS — 100.0%				$77,783,381
Liabilities in excess of other assets — 0.0%				(37,765)
Net Assets — 100.0%				$77,745,616

*	Non-income producing security.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $270,000 U.S Treasury Bonds, 6.625%, due 02/15/2027 with a market value of $323,678.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$76,169,943

Gross unrealized gain	6,279,266
Gross unrealized loss	(4,665,828)

Net unrealized security gain	$1,613,438

Item 1.	Schedule of Investments.

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Australian Dollar — 1.1%
11,445	National Australia Bank Ltd.(Commercial Banks)	$214,689
106,359	The News Corp. Ltd. (Media)	914,149
69,720	James Hardie Industries NV (Construction Materials)	279,514

		1,408,352

British Pound Sterling — 23.8%
288,713	Barclays PLC (Commercial Banks)	2,415,978
86,002	British American Tobacco PLC (Tobacco)	1,307,927
172,296	BT Group PLC (Diversified Telecommunication Services)	591,604
137,755	Cadbury Schweppes PLC (Food Products)	1,128,314
185,101	Centrica PLC (Gas Utilities)	796,359
173,655	Compass Group PLC (Hotels Restaurant & Leisure)	1,010,105
114,678	Diageo PLC (Beverages)	1,421,722
34,542	Enterprise Inns PLC (Hotels Restaurant & Leisure)	334,922
90,776	GlaxoSmithKline PLC (Pharmaceuticals)	1,844,561
24,013	GUS PLC (Internet & Catalog Retail)	376,113
103,486	HSBC Holdings PLC (Commercial Banks)	1,520,172
177,676	Kingfisher PLC (Specialty Retail)	917,943
116,372	Prudential PLC (Insurance)	960,051
64,259	Reed Elsevier PLC (Media)	569,287
75,203	Royal Bank of Scotland Group PLC (Commercial Banks)	2,115,015
124,097	Smith & Nephew PLC (HealthCare Equipment & Supplies)	1,252,919
37,579	Smiths Group PLC (Industrial Conglomerates)	499,042
454,213	Tesco PLC (Food & Staples Retailing)	2,102,888
102,696	Tomkins PLC (Industrial Conglomerates)	471,252
13,827	Travis Perkins PLC (Specialty Retail)	329,510
237,425	Unilever PLC (Food Products)	2,096,932
1,446,932	Vodafone Group PLC (Wireless Telecommunication Services)	3,138,884
21,261	Whitbread PLC (Hotels Restaurant & Leisure)	316,764
95,549	Wolseley PLC (Trading Company & Distribution)	1,486,144
73,868	WPP Group PLC (Media)	683,307

		29,687,715

Canadian Dollar — 0.5%
12,946	Royal Bank of Canada (CommercialBanks)	599,081

Euro — 33.1%
Finland — 0.9%
94,327	Nokia Oyj (Communications Equipment)	1,081,510

France — 10.2%
33,352	Aventis SA (Pharmaceuticals)	2,588,114
69,456	AXA (Insurance)	1,426,412
32,109	BNP Paribas SA (Commercial Banks)	1,868,936
44,286	France Telecom SA (Diversified Telecommunication Services)	1,096,513
14,438	Lafarge SA (Construction Materials)	1,236,770
23,201	Total SA (Oil & Gas)	4,502,387

		12,719,132

Germany — 5.9%
36,489	Bayer AG (Chemicals)	973,700
50,155	Bayerische Motoren Werke (BMW) AG (Automobiles)	2,227,808
17,069	Deutsche Bank AG (Capital Markets)	1,185,938
42,022	E.ON AG (Electric Utilities)	2,989,416

		7,376,862

Ireland — 1.1%
63,926	CRH PLC (Construction Materials)	1,442,051

Italy — 3.7%
136,677	ENI SPA (Oil & Gas)	2,811,858
616,941	Telecom Italia SPA (Diversified Telecommunication Services)	1,829,626

		4,641,484

Netherlands — 8.3%
115,800	ABN AMRO Holding NV (Commercial
	Banks)	2,424,151
15,035	Heineken NV (Beverages)	470,846
135,538	ING Groep NV (Diversified Financial Services)	3,143,908
12,233	Koninklijke Ahold NV* (Food & Staples Retailing)	90,954
83,329	Koninklijke (Royal) Philips Electronics NV (Household Durables)	2,019,098
80,353	Reed Elsevier NV (Media)	1,026,664
31,287	TPG NV (Air Freight & Logistics)	685,450
18,955	VNU NV (Media)	500,565

		10,361,636

Spain — 3.0%
200,627	Banco Santander Central Hispano SA (Commercial Banks)	1,906,858
127,027	Telefonica SA (Diversified Telecommunication Services)	1,850,725

		3,757,583
Total Euro		41,380,258

Hong Kong Dollar — 3.8%
107,000	Cheung Kong Holdings Ltd. (Real Estate)	788,802
106,000	Esprit Holdings Ltd. (Specialty Retail)	472,935
69,323	Hang Seng Bank Ltd. (Commercial Banks)	886,557
363,500	Johnson Electric Holdings Ltd. (Electrical Equipment)	368,170
328,000	Li & Fung Ltd. (Distributors)	454,166
118,000	Sun Hung Kai Properties Ltd. (Real Estate)	998,487
110,500	Swire Pacific Ltd. Series ‘A’ (Real Estate)	736,686

		4,705,803

Japanese Yen — 17.9%
74,800	Canon, Inc. (Office Electronics)	3,653,531

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

15,400	Fanuc Ltd. (Machinery)	$887,704
52,300	Honda Motor Co. Ltd. (Automobiles)	2,545,149
16,000	Hoya Corp. (Electronic Equipment & Instruments)	1,644,893
136	JAPAN TOBACCO, Inc. (Tobacco)	1,039,156
63	Millea Holdings, Inc. (Insurance)	927,677
132	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	1,181,630
89,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	823,075
543	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,705,858
461	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	802,999
38,000	Ricoh Co. Ltd. (Office Electronics)	740,382
7,400	Rohm Co. Ltd. (Semiconductor & Semiconductor Equipment)	791,991
33,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,130,182
52,000	Shionogi & Co. Ltd. (Pharmaceuticals)	928,646
202	Sumitomo Mitsui Financial Group (Commercial Banks)	1,216,988
29,000	Takeda Chemical Industries Ltd. (Pharmaceuticals)	1,356,588

		22,376,449

Korean Won — 4.3%
18,310	Hyundai Motor Co. (Automobiles)	679,482
38,700	Korea Electric Power Corp. (Electric Utilities)	650,239
17,420	KT Corp. (Diversified Telecommunication Services)	554,104
7,709	POSCO (Metals & Mining)	1,051,377
6,775	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	2,415,712

		5,350,914

Singapore Dollar — 0.7%
106,000	United Overseas Bank Ltd. (Commercial Banks)	844,572

Swiss Franc — 12.4%
17,911	Nestle AG (Food Products)	4,578,920
69,008	Novartis AG (Pharmaceuticals)	3,088,662
24,578	Roche Holding AG (Pharmaceuticals)	2,430,707
31,686	Swiss Re (Insurance)	1,851,715
53,424	UBS AG (Capital Markets)	3,575,244

		15,525,248

United States Dollar — 0.5%
96,451	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductor & Semiconductor Equipment)	686,735
TOTAL COMMON STOCKS		$122,565,127

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 1.3%
State Street Bank & Trust Co.^	$1,587,000	1.12%	08/02/2004	$1,587,000
Maturity Value: $1,587,148
TOTAL REPURCHASE AGREEMENT				$1,587,000
TOTAL INVESTMENTS — 99.4%				$124,152,127
Other assets in excess of liabilities — 0.6%				778,173
Net Assets — 100.0%				$124,930,300

*	Non-income producing security.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $1,320,000 U.S Treasury Bonds, 6.875%, due 08/15/2025 with a market value of $1,622,086.

Investment Abbreviations:

ADR – American Depositary Receipt

Common Stock Industry Classifications †	As a % of Net Assets
Air Freight & Logistics	0.5%
Automobiles	4.4
Beverages	1.5
Capital Markets	3.8
Chemicals	1.7
Commercial Banks	13.8
Communications Equipment	0.9
Construction Materials	2.4
Distributors	0.4
Diversified Financial Services	2.5
Diversified Telecommunication Services	6.9
Electric Utilities	2.9
Electrical Equipment	0.3
Electronic Equipment & Instruments	1.3
Food & Staples Retailing	1.8
Food Products	6.2
Gas Utilities	0.6
HealthCare Equipment & Supplies	1.0
Hotels Restaurant & Leisure	1.3
Household Durables	1.6
Industrial Conglomerates	0.8
Insurance	4.8
Internet & Catalog Retail	0.3
Machinery	0.7
Media	3.0
Metals & Mining	0.8
Office Electronics	3.5
Oil & Gas	5.8
Pharmaceuticals	9.8
Real Estate	2.0
Semiconductor & Semiconductor Equipment	3.1
Specialty Retail	1.4
Tobacco	1.9
Trading Company & Distribution	1.2
Wireless Telecommunication Services	3.2

TOTAL COMMON STOCK	98.1%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$111,189,172

Gross unrealized gain	18,859,782
Gross unrealized loss	(5,896,827)

Net unrealized security gain	$12,962,955

Item 1.	Schedule of Investments.

COMMERCE NATIONAL TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 97.7%
Alabama — 0.6%
Birmingham AL GO Bonds (Refunding Warrants Series B) (FSA) (AAA/Aaa)	$930,000	5.50%	07/01/2012	$1,047,915

Arizona — 1.0%
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series A (NR/Aaa)	500,000	5.38	10/01/2012	563,945
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)	500,000	5.75	07/01/2015	576,240
Tempe AZ GO Bonds (AA+/Aa1)	500,000	6.60	07/01/2006	542,840

				1,683,025

Arkansas — 1.0%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)#	75,000	5.65	07/01/2011	78,503
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)	1,500,000	5.00	01/01/2017	1,597,215

				1,675,718

California — 5.8%
California State GO Bonds (MBIA-IBC) (AAA/NR)	1,235,000	5.50	02/01/2012	1,381,002
Oxnard CA Union High School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)	1,000,000	5.90	02/01/2019	1,164,630
Redding CA Joint Powers Financing Authority Water Revenue Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)	1,450,000	5.00	06/01/2021	1,496,313
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)	550,000	5.00	07/01/2017	583,236
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/NR)	1,395,000	5.00	08/01/2018	1,471,125
Sequoia CA Union High School District GO Bonds (Election of 2001) (MBIA) (NR/Aaa)	1,330,000	5.00	07/01/2020	1,386,246
West Contra Costa CA Unified School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)	1,810,000	5.70	02/01/2022	2,073,427

				9,555,979

Colorado — 3.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)	630,000	5.38	01/15/2012	634,782
	615,000	6.00	01/15/2022	603,899
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (NR/Baa2)	860,000	5.25	06/01/2011	870,750
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)	365,000	5.50	04/01/2009	389,316
	390,000	5.50	04/01/2010	417,503
	410,000	5.50	04/01/2011	437,220
	215,000	5.75	04/01/2014	231,944
	1,300,000	5.88	04/01/2022	1,338,207
Colorado Health Facilities Authority Revenue Bonds (Refunding Parkview Medical Center Project) (NR/Baa1)	300,000	5.50	09/01/2006	315,900
Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project) (NR/Baa1)	500,000	5.75	09/01/2008	535,885

				5,775,406

District of Columbia — 0.4%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)	555,000	5.75	07/01/2011	623,420

Florida — 1.5%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AA+/Aa2)	895,000	5.50	06/01/2009	993,504
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)	1,330,000	5.50	03/01/2014	1,482,923

				2,476,427

Georgia — 2.6%
George L Smith II GA World Congress Control Revenue Bonds (Refunding Domed Stadium Project) (MBIA) (AAA/Aaa)	2,000,000	6.00	07/01/2011	2,227,720
Georgia Private Colleges & University Revenue Bonds Series A (NR/Baa1)	1,000,000	5.25	10/01/2020	1,004,070
Georgia State GO Bonds Series D (AAA/Aaa)	1,000,000	5.50	08/01/2005	1,039,830

				4,271,620

Hawaii — 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance Series A) (AA-/Aa2)	2,000,000	5.75	04/01/2012	2,272,580

Illinois — 4.4%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)	500,000	6.25	01/01/2010	571,165
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)	765,000	5.75	01/01/2008	839,419
	1,000,000	6.13	01/01/2017	1,147,700
	1,000,000	6.00	01/01/2018	1,139,360
	1,000,000	6.00	01/01/2019	1,136,490
Elgin IL GO Bonds (Refunding Series B) (NR/Aa2)	25,000	4.80	01/01/2010	26,174
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)	670,000	5.50	05/01/2012	686,475
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)	1,075,000	7.88	12/30/2007	1,262,093

COMMERCE NATIONAL TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded Series A) (AAA/Aaa)	$415,000	7.25%	06/15/2005	$435,692
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Unrefunded Balance A 2002) (AAA/Aaa)	20,000	7.25	06/15/2005	20,953

				7,265,521

Indiana — 4.6%
Elkhart County IN Hospital Authority Revenue Bonds(NR/A1)	390,000	4.75	08/15/2011	402,644
	500,000	5.25	08/15/2018	503,835
Evansville-Vanderburgh County IN Building Authority Lease Rent Revenue Bonds (Jail Project) (AMBAC) (AAA/Aaa)	1,000,000	5.00	07/15/2015	1,069,140
Indiana University Revenue Bonds (Student Residence Systems Series B) (AMBAC) (AAA/Aaa)	500,000	5.25	11/01/2018	541,135
Kokomo Center IN School Building Corp. Revenue Bonds (First Mortgage) (AMBAC) (AAA/Aaa)	1,110,000	6.75	07/15/2005	1,164,912
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)	2,500,000	6.65	07/01/2006	2,711,150
Plymouth IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)	1,200,000	5.75	07/01/2006	1,252,512

				7,645,328

Iowa — 1.8%
Iowa Finance Authority Hospital Facilities Revenue Bonds (Mercy Medical Center Project) (FSA) (AAA/Aaa)	760,000	5.25	08/15/2007	818,786
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)	2,000,000	5.70	06/01/2009	2,155,920

				2,974,706

Kansas — 2.4%
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)	640,000	6.25	10/01/2010	685,107
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)	1,015,000	5.25	07/01/2011	1,065,872
	1,000,000	5.25	07/01/2012	1,052,800
Topeka KS Utilities Revenue Bonds (Refunding & Improvement Series A) (MBIA) (NR/Aaa)	1,005,000	6.00	08/01/2009	1,141,308

				3,945,087

Kentucky — 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding Series B) (NR/Aa3)	560,000	3.25	08/01/2013	528,091
Jefferson County KY GO Bonds (Refunding Series C) (AA/Aa2)	465,000	5.38	05/15/2007	497,955
	460,000	5.45	05/15/2008	497,577

				1,523,623

Louisiana — 5.2%
Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)	100,000	6.25	03/01/2005	102,796
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)	2,655,000	5.25	12/01/2018	2,857,576
Tangipahoa Parish LA Hospital Service District No. 1 Hospital Revenue Bonds (Refunding North Oaks Medical Center Project-A) (A/NR)	2,035,000	5.00	02/01/2011	2,130,198
	2,275,000	5.38	02/01/2015	2,405,016
	1,100,000	5.38	02/01/2018	1,154,175

				8,649,761

Maryland — 1.7%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)	450,000	4.00	07/01/2006	467,366
	1,000,000	4.50	07/01/2006	1,047,910
	1,250,000	5.50	07/01/2013	1,368,900

				2,884,176

Massachusetts — 0.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds Series C (AAA/Aa2)	500,000	5.25	07/01/2021	545,910
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)	10,000	5.25	06/01/2013	10,705

				556,615

Michigan — 11.6%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)	550,000	4.00	05/01/2014	554,719
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF) (FGIC) (AAA/Aaa)	2,000,000	6.00	05/01/2017	2,297,140
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)	500,000	5.40	12/01/2011	533,850
	1,125,000	5.55	12/01/2013	1,196,955
	2,720,000	5.65	12/01/2014	2,893,400
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)	2,500,000	5.50	11/15/2010	2,757,300
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)	1,650,000	6.13	11/15/2026	1,903,588
Michigan State Housing Development Authority Revenue Bonds Series B (AMT) (AMBAC) (AAA/Aaa)	1,500,000	4.80	12/01/2010	1,550,670
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA+/Aa1)	750,000	5.00	05/01/2011	810,735
	250,000	5.13	05/01/2012	269,295

COMMERCE NATIONAL TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA+/Aa1)	$475,000	5.30%	05/01/2013	$528,233
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA+/Aa1)	875,000	5.50	05/01/2014	959,061
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA+/Aa1)	665,000	5.10	05/01/2012	715,467
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA) (Q-SBLF) (AAA/Aaa)	1,130,000	5.00	05/01/2021	1,170,251
Wayne Charter County MI Airport Revenue Bonds (Detroit Metropolitan Wayne County) Series A (AMT) (MBIA) (AAA/Aaa)	1,000,000	5.25	12/01/2004	1,012,580

				19,153,244

Minnesota — 1.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)	1,000,000	6.00	10/01/2020	1,079,270
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)	240,000	4.40	09/01/2008	253,358
	320,000	4.50	09/01/2009	338,877
Minnesota State Housing & Finance Agency Revenue Bonds Series D (AA+/Aa1)	95,000	5.35	01/01/2005	96,090

				1,767,595

Mississippi — 0.7%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)	1,000,000	5.65	12/01/2009	1,116,440

Missouri — 11.4%
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)	870,000	5.25	11/01/2018	934,102
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)	745,000	5.25	06/01/2012	787,502
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)	670,000	5.30	03/01/2008	709,945
	600,000	5.65	03/01/2013	635,412
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)	865,000	5.00	12/01/2013	942,270
	855,000	5.00	12/01/2014	927,889
Jefferson City MO School District GO Bonds Series A (NR/Aa2)	300,000	6.70	03/01/2011	344,184
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)	1,000,000	5.00	12/01/2005	1,031,020
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)	1,070,000	5.00	04/01/2019	1,116,245
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro-L-385 Project) (NR/NR)	1,000,000	5.60	03/01/2016	1,025,900
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)	400,000	5.00	06/01/2012	428,056
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Lukes Health System Series A) (AAA/Aaa)	1,000,000	5.00	11/15/2014	1,081,800
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/NR)	500,000	6.75	05/15/2012	606,395
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)	500,000	4.75	02/15/2005	507,030
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)	1,220,000	6.25	12/01/2012	1,345,501
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)	1,380,000	4.75	12/01/2010	1,445,909
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)	195,000	4.85	12/01/2006	206,507
	225,000	5.50	12/01/2014	251,676
	290,000	5.60	12/01/2015	326,021
St. Charles County MO Certificates of Participation Series B (NR/A2)	1,000,000	5.50	05/01/2018	1,052,340
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR) ~	1,400,000	5.00	02/01/2029	1,417,416
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)	675,000	5.88	02/01/2020	689,121
St. Peters MO GO Bonds (FGIC) (NR/Aaa)	650,000	7.20	01/01/2008	743,015
	290,000	7.20	01/01/2009	340,066

				18,895,322

Nevada — 0.4%
Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT) (FHA) (NR/Aaa)	125,000	4.10	10/01/2004	125,336
Nevada State Natural Resources GO Bonds Series C (AA/Aa2)	460,000	5.00	04/01/2016	488,437

				613,773

New Mexico — 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)	20,000	6.15	09/01/2017	21,083

New York — 6.3%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding Series A) (AA-/A3)	2,000,000	5.10	01/01/2021	2,052,240

COMMERCE NATIONAL TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
New York GO Bonds Series J (A/A2)	$3,230,000	5.25%	08/01/2011	$3,443,341
New York NY City Municipal Water Finance Authority Water and Sewer System Revenue Bonds Series A (AA+/Aa2)	700,000	4.00	06/15/2011	720,307
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax Series B) (AA+/Aa2)	375,000	6.00	11/15/2013	435,267
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax Series B) (AA+/Aa2)	125,000	6.00	11/15/2013	142,876
New York NY GO Bonds Series G (A/A2)	1,000,000	5.63	08/01/2013	1,103,030
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)	240,000	7.38	05/15/2010	276,173
New York State Dormitory Authority Revenue Bonds Series B (AA-/A3)	540,000	5.00	05/15/2008	578,702
New York State Urban Development Corp. Revenue Bonds (AA-/A3)	1,000,000	6.25	01/01/2007	1,084,650
North Hempstead NY (Refunding Series B) (FGIC) (AAA/Aaa)	500,000	6.30	04/01/2008	560,980

				10,397,566

North Carolina — 0.3%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)	220,000	5.00	03/01/2007	226,140
	235,000	5.00	09/01/2007	242,760

				468,900

North Dakota — 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)	400,000	6.00	10/01/2020	454,948

Ohio — 3.6%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)	500,000	5.50	08/01/2008	550,275
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)	1,695,000	5.00	12/01/2022	1,746,647
Cuyahoga County OH GO Bonds (AA+/Aa1)	165,000	5.55	12/01/2020	179,734
Fremont OH GO Bonds (Variable Purpose) (AMBAC) (NR/Aaa)	1,305,000	5.00	12/15/2022	1,339,922
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)	1,065,000	5.00	12/01/2020	1,111,146
Olentangy OH Local School District GO Bonds Series A (AA/Aa2)	1,000,000	6.00	12/01/2008	1,035,590

				5,963,314

Oklahoma — 2.1%
Edmond OK Public Works Authority Utility Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)	500,000	5.60	07/01/2019	543,200
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)	2,530,000	6.20	11/01/2014	2,878,255

				3,421,455

Oregon — 0.1%
Oregon State Housing & Community Services Department Revenue Bonds Series D (NR/Aa2)	100,000	5.55	07/01/2006	102,761

Rhode Island — 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)	180,000	5.70	12/01/2012	194,227
	190,000	5.75	12/01/2013	203,258
	205,000	5.80	12/01/2014	217,546
	125,000	5.90	12/01/2015	132,485

				747,516

South Carolina — 0.3%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	445,000	5.00	09/01/2014	484,939

South Dakota — 3.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)	120,000	4.80	07/01/2009	129,021
South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)	300,000	4.65	05/01/2006	306,276
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AAA/Aa1)	660,000	4.60	05/01/2005	669,755
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1-RMKT-8/6/1998) (AAA/Aa1)	780,000	4.70	05/01/2006	793,790
	250,000	5.15	05/01/2011	259,663
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AAA/Aa1)	885,000	4.70	05/01/2006	904,107
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series F (Morgan Stanley Dean Witter GIC) (AAA/Aa1)	200,000	5.10	05/01/2006	200,234
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)	800,000	5.00	09/01/2008	861,560
	1,160,000	5.00	09/01/2010	1,257,092

				5,381,498

Tennessee — 1.1%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)	1,000,000	6.00	01/01/2006	1,058,420
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project Series A) (AMBAC) (AAA/Aaa)	700,000	5.50	11/01/2011	788,354

				1,846,774

Texas — 4.2%
Channelview TX Independent School District GO Bonds (Building Series B) (PSF-GTD) (AAA/Aaa)	550,000	5.00	08/15/2020	571,995
	625,000	5.00	08/15/2021	645,406

COMMERCE NATIONAL TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Keller TX Certificate Obligation (FGIC) (AAA/Aaa)	$535,000	5.25%	08/15/2009	$587,928
	530,000	5.25	08/15/2010	585,178
Mesquite TX Independent School District GO Bonds (Refunding Series A) (PSF-GTD) (AAA/Aaa)	1,000,000	5.13	08/15/2024	1,024,020
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)	420,000	5.75	02/15/2018	464,692
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)	1,690,000	5.00	09/01/2020	1,747,072
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)	10,000	6.00	02/01/2020	11,239
Texas State GO Bonds Series A (AA/Aa1)	200,000	5.65	10/01/2008	205,856
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)	990,000	5.25	02/01/2013	1,068,180

				6,911,566

Virginia — 3.1%
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding Series B) (AMT) (MBIA) (AAA/Aaa)	500,000	5.25	10/01/2009	536,685
	2,000,000	5.25	10/01/2012	2,118,060
Newport News VA GO (Refunding Water General Improvement Series B) (AA/Aa2)	1,215,000	5.00	01/15/2017	1,300,743
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)	1,000,000	5.25	07/15/2017	1,109,300

				5,064,788

Washington — 2.3%
Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)	1,890,000	6.00	12/01/2015	2,081,532
Spokane County WA School District No. 354 GO Bonds (A+/A2)	120,000	5.20	12/01/2006	122,746
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)	500,000	5.00	10/01/2006	528,250
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)	1,000,000	4.75	10/01/2008	1,061,060

				3,793,588

Wisconsin — 2.4%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)	615,000	5.75	04/01/2015	702,404
Oshkosh WI Area School District GO Bonds (Refunding Series B) (NR/A1)	1,200,000	4.80	03/01/2005	1,222,572
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds Series B (AMT) (AMBAC) (AAA/Aaa)	575,000	5.00	11/01/2004	580,244
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)	1,465,000	4.00	03/01/2007	1,522,794

				4,028,014

Wyoming — 0.9%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AA/Aa1)	785,000	4.80	06/01/2009	812,271
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA/Aa1)	30,000	5.15	12/01/2010	32,048
	660,000	5.20	12/01/2011	703,837

				1,548,156

Puerto Rico — 2.7%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)	1,000,000	5.25	07/01/2014	1,089,740
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)	1,150,000	5.00	07/01/2006	1,208,731
	2,000,000	5.00	07/01/2007	2,136,460

				4,434,931

TOTAL MUNICIPAL BOND OBLIGATIONS				$161,445,078

Repurchase Agreement — 0.8%
State Street Bank & Trust Co.^	$1,253,000	1.12%	08/02/2004	$1,253,000
Maturity Value: $1,253,117

TOTAL REPURCHASE AGREEMENT				$1,253,000

TOTAL INVESTMENTS — 98.5%				$162,698,078
Other assets in excess of liabilities — 1.5%				2,509,491

Net Assets — 100.0%				$165,207,569

#	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $1,150,000 U.S. Treasury Bonds, 6.000%, due 02/15/2026 with a market value of $1,279,397.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Investment Abbreviations:

AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GIC	—Guaranty Insurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
IBC	—Insured Bond Certificates
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
PSF-GTD	—Permanent School Fund Guaranteed
Q-SBLF	—Qualified School Bond Loan Fund

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$156,114,212

Gross unrealized gain	6,854,448
Gross unrealized loss	(270,582)

Net unrealized security gain	$6,583,866

Item 1.	Schedule of Investments.

COMMERCE MISSOURI TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 97.1%

Michigan — 0.6%
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)	$500,000	6.13%	11/15/2026	$576,845
Michigan State Hospital Finance Authority Revenue Bonds Series A (MBIA) (AAA/Aaa)	500,000	5.50	11/15/2010	551,460

				1,128,305

Missouri — 93.3%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)	200,000	5.00	03/01/2005	204,188
	200,000	5.00	03/01/2006	209,668
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)	535,000	4.65	03/01/2011	559,155
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)	250,000	5.25	11/01/2015	274,710
	830,000	5.25	11/01/2017	898,284
	755,000	5.25	11/01/2019	805,479
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)	300,000	5.50	03/01/2014	340,092
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)	1,070,000	5.25	06/01/2010	1,127,459
	1,030,000	5.25	06/01/2011	1,082,932
	1,000,000	5.25	06/01/2013	1,051,830
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)	490,000	4.50	10/01/2005	500,486
	335,000	4.50	10/01/2006	344,919
	125,000	4.50	10/01/2008	128,185
Cass County MO Certificates of Participation (FGIC) (AAA/Aaa)	1,000,000	5.00	04/01/2018	1,043,040
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)	140,000	5.00	08/01/2007	150,699
	145,000	5.00	08/01/2008	156,081
	155,000	5.00	08/01/2009	166,845
	160,000	5.00	08/01/2010	172,227
	170,000	5.00	08/01/2011	182,991
	180,000	5.00	08/01/2012	193,756
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/NR)	40,000	5.00	05/15/2009	43,075
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)	875,000	5.60	03/01/2013	964,049
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,048,110
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,048,110
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)	740,000	5.00	03/01/2013	790,771
	850,000	5.00	03/01/2014	904,757
	900,000	5.00	03/01/2015	949,428
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)	500,000	5.00	12/01/2012	511,935
Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)	1,000,000	5.98	01/01/2007	1,046,630
Columbia MO Water & Electricity Revenue Bonds (Refunding and Improvement Series A) (AA-/A1)	550,000	4.70	10/01/2010	579,887
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)	330,000	5.00	08/01/2011	360,251
	560,000	5.00	08/01/2012	610,372
	485,000	5.00	08/01/2015	519,265
	500,000	5.00	08/01/2016	532,155
	450,000	5.00	08/01/2017	474,539
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)	395,000	5.00	12/01/2015	423,871
Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/NR)	1,580,000	5.00	09/01/2006	1,672,872
Grandview MO Certificates of Participation (FGIC) (NR/Aaa)	1,050,000	5.25	01/01/2018	1,123,542
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	520,000	5.25	03/01/2016	567,424
	1,050,000	5.25	03/01/2019	1,122,271
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	2,300,000	5.00	03/01/2019	2,409,319
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)	635,000	5.25	03/01/2007	666,591
	850,000	5.85	03/01/2019	889,364
Independence MO School District GO Bonds (AA+/Aa1)	1,230,000	5.25	03/01/2013	1,327,244
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	600,000	5.00	03/01/2013	657,312
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)	1,275,000	5.00	03/01/2018	1,323,386
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)	325,000	5.25	11/01/2014	351,364
	340,000	5.35	11/01/2015	367,231
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	1,070,000	5.25	03/01/2015	1,170,526

COMMERCE MISSOURI TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)	$200,000	5.00%	10/01/2006	$208,846
	325,000	5.00	10/01/2007	341,130
	300,000	5.00	10/01/2008	313,515
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)	2,000,000	5.50	12/01/2012	2,274,220
	1,000,000	5.00	12/01/2016	1,062,880
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)	1,000,000	5.25	12/01/2015	1,101,850
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,048,110
	2,000,000	5.00	03/01/2019	2,085,680
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)	530,000	5.00	03/01/2011	571,324
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)	330,000	5.35	06/01/2009	360,086
	425,000	5.70	06/01/2013	462,647
	380,000	5.75	06/01/2014	415,465
	400,000	5.80	06/01/2015	436,408
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A2)	300,000	6.20	10/01/2007	331,764
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)	1,640,000	5.75	12/01/2017	1,836,784
	1,735,000	5.80	12/01/2018	1,947,017
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)	850,000	5.00	12/01/2016	903,465
	1,035,000	5.00	12/01/2019	1,078,066
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)	215,000	6.25	12/01/2016	239,076
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)	270,000	5.45	03/01/2014	291,622
Lee’s Summit MO Certificates of Participation (Park Project) (NR/Aa3)	500,000	4.00	07/01/2006	518,435
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)	1,335,000	5.25	07/01/2011	1,494,599
	500,000	5.25	07/01/2012	553,915
	1,135,000	5.25	07/01/2015	1,233,416
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)	480,000	5.00	07/01/2020	500,016
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)	1,000,000	5.25	09/01/2012	1,115,440
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (Firstar Bank NA LOC) (AA-/A1)	2,125,000	4.80	07/15/2006	2,216,056
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)	1,410,000	5.25	12/01/2015	1,538,634
Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)	500,000	4.50	02/15/2010	514,035
Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)	1,500,000	5.85	07/15/2010	1,629,015
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)	400,000	5.05	06/01/2016	420,032
	500,000	5.13	06/01/2017	523,315
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project-A) (A+/NR)	700,000	5.75	04/01/2012	759,290
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre Project-A) (AMBAC) (NR/Aaa)	1,430,000	5.55	04/01/2012	1,569,110
Missouri State Development Finance Board Infrastructure Facilities Revenue (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)	300,000	5.00	04/01/2013	325,998
	1,240,000	5.00	04/01/2021	1,281,342
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)	700,000	5.00	12/01/2005	721,714
Missouri State Development Finance Board Infrastructure Facilities Riverside Quindaro L-385 Project (NR/NR)	630,000	5.20	03/01/2011	650,255
	1,035,000	5.30	03/01/2012	1,065,108
	680,000	5.60	03/01/2016	697,612
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)	100,000 1,500,000	5.50	12/01/2004 12/01/2006	101,332 1,613,670
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Refunding Associated Electric Coop) (AMBAC-TCRS) (AAA/Aaa)	300,000	5.50	12/01/2005	313,692
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)	445,000	5.60	04/01/2011	491,467
	1,500,000	6.00	04/01/2022	1,636,905
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)	425,000	5.50	04/01/2009	464,857
	500,000	5.55	04/01/2010	542,115
	280,000	5.75	04/01/2019	302,968
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Prerefunded State Revolving Funds Program) (NR/Aaa)	420,000	5.13	07/01/2011	463,197
	1,165,000	5.20	07/01/2012	1,289,492
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Unrefunded Balance State Revolving Funds Program) (NR/Aaa)	210,000	5.13	07/01/2011	228,768
	535,000	5.20	07/01/2012	580,175

COMMERCE MISSOURI TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)	$1,790,000	5.25%	01/01/2011	$1,959,907
	2,130,000	5.13	01/01/2018	2,274,499
	725,000	5.00	01/01/2022	748,062
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (Prerefunded Balance State Revolving Funds Program) (NR/Aaa)	340,000	5.13	01/01/2010	366,977
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)	735,000	5.75	01/01/2009	820,437
Missouri State GO Bonds (Fourth State Building) Series A (AAA/Aaa)	1,000,000	6.00	08/01/2005	1,044,430
Missouri State Health & Educational Facility Authority Educational Facilities Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)	1,000,000	5.85	01/01/2022	1,072,550
Missouri State Health & Educational Facility Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)	490,000	5.00	02/15/2009	510,732
	510,000	5.00	02/15/2014	511,525
Missouri State Health & Educational Facility Authority Revenue Bonds (Refunding & Improvement Jefferson Memorial Hospital) (NR/Baa2)	925,000	5.00	08/15/2008	964,349
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)	2,000,000	5.00	11/15/2014	2,163,600
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)	150,000	6.00	05/15/2011	169,841
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)	1,735,000	5.15	05/15/2010	1,902,584
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/NR)	2,000,000	6.75	05/15/2012	2,425,580
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)	280,000	5.00	05/15/2012	292,328
	750,000	5.25	05/15/2018	761,888
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)	500,000	4.75	02/15/2005	507,030
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (AA-/NR)	300,000	5.00	06/01/2005	308,043
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)	1,000,000	5.50	06/01/2006	1,061,460
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)	550,000	6.25	12/01/2008	606,931
	1,050,000	6.25	12/01/2011	1,162,906
	700,000	6.25	12/01/2012	772,009
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)	1,200,000	5.25	10/01/2010	1,300,368
	1,000,000	5.50	10/01/2012	1,121,970
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)	1,000,000	5.00	10/01/2010	1,065,660
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)	1,650,000	4.75	12/01/2010	1,773,799
Missouri State Health & Educational Facility Revenue Bonds (The Washington University Refunding Series A) (NR/Aa1)	1,750,000	4.75	08/15/2005	1,808,310
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)	500,000	5.00	11/01/2017	528,240
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds (Refunding Series A) (AA/Aa2)	450,000	5.00	02/01/2015	477,616
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)	875,000	5.50	02/01/2009	965,510
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)	755,000	4.50	12/01/2008	787,186
	945,000	4.65	12/01/2009	984,737
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)	175,000	5.80	09/01/2011	181,041
	155,000	5.90	09/01/2012	162,877
	165,000	6.00	09/01/2013	170,592
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)	70,000	5.40	03/01/2006	71,619
	60,000	5.50	03/01/2007	62,224
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)	105,000	4.75	03/01/2007	107,811
	105,000	5.20	03/01/2008	109,077
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)	80,000	4.90	09/01/2007	82,740
	80,000	5.00	03/01/2008	83,071
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)	135,000	5.00	03/01/2012	139,885
	135,000	5.00	09/01/2012	139,886

COMMERCE MISSOURI TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)	$15,000	5.50%	03/01/2006	$15,367
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)	60,000	4.90	03/01/2007	61,153
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)	300,000	5.25	08/01/2016	330,174
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)	475,000	7.00	06/01/2010	569,644
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)	1,000,000	5.45	03/01/2014	1,099,800
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)	515,000	5.00	12/01/2010	556,468
	1,180,000	5.13	12/01/2012	1,267,072
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)	1,000,000	5.00	11/15/2018	1,049,130
North Kansas City MO Hospital Revenue Bonds Series A (FSA) (AAA/Aaa)	1,000,000	5.00	11/15/2019	1,042,920
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)	2,875,000	5.00	06/01/2020	2,995,577
O’ Fallon MO Certificates of Participation (AMBAC) (AAA/Aaa)	1,000,000	5.75	12/01/2004	1,014,860
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)	1,000,000	5.00	02/01/2022	1,030,850
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)	220,000	4.75	12/01/2011	236,515
	250,000	5.30	12/01/2012	276,818
	575,000	4.95	12/01/2013	622,811
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)	600,000	4.80	03/01/2015	628,908
	740,000	4.90	03/01/2016	775,971
Palmyra MO Certificates of Participation (Capital Improvements Project) (NR/NR)	325,000	3.75	08/01/2007	326,095
	350,000	4.30	08/01/2009	353,601
	205,000	4.70	08/01/2012	207,727
Pike County MO Certificates of Participation (NR/NR)	720,000	5.63	12/01/2019	737,518
Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)	540,000	4.60	08/15/2005	557,221
	575,000	4.70	02/15/2006	599,345
	430,000	4.70	08/15/2006	452,283
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)	950,000	9.50	02/01/2008	1,156,074
Rolling Hills MO Consolidated Library District Certificates of Participation (XLCA) (AAA/NR)	355,000	5.00	03/01/2019	367,446
	745,000	5.00	03/01/2020	769,399
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)	500,000	4.85	12/01/2008	531,980
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)	400,000	5.35	06/01/2008	434,768
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)	620,000	9.50	03/01/2007	727,390
Springfield MO School District No. R12 GO Bonds (Refunding Direct Deposit Program Series A) (AA+/NR)	500,000	4.65	03/01/2006	519,725
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)	890,000	5.00	02/15/2016	928,003
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR) ~	1,050,000	1.00	02/01/2009	1,063,062
St. Charles MO Certificates of Participation Series B (NR/A2)	450,000	5.00	05/01/2009	474,804
	875,000	5.00	05/01/2010	924,499
	500,000	5.00	05/01/2011	526,540
	500,000	5.50	05/01/2018	526,170
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)	500,000	5.25	06/01/2019	522,210
	835,000	5.20	06/01/2024	838,123
St. Charles MO Public Facilities Authority Leasehold Revenue Bonds (MBIA) (NR/Aaa)	1,000,000	4.80	02/01/2007	1,059,950
St. Louis County MO Certificates of Partnership (AA+/Aa2)	300,000	4.40	05/15/2011	311,241
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)	105,000	5.10	02/01/2006	105,195
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)	355,000	5.45	10/15/2014	361,553
	500,000	5.50	10/15/2018	507,620
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AAA/NR)	500,000	5.20	07/01/2007	537,775
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sport Facilities Project B-1) (AA+/Aa2)	2,000,000	5.00	08/15/2006	2,115,920
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)	1,865,000	5.00	02/01/2014	2,012,093
St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)	595,000	5.30	02/15/2009	607,959
	200,000	5.40	02/15/2010	204,406

COMMERCE MISSOURI TAX - FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Interest	Amount Rate	Maturity Date	Value
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)	$440,000	6.50%	03/01/2008	$495,326
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)	1,395,000	6.00	07/01/2009	1,540,387
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)	1,500,000	5.50	04/01/2010	1,650,255
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)	3,000,000	5.13	02/15/2012	3,240,270
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Improvement City Justice Center Series A) (AMBAC) (AAA/Aaa)	600,000	5.75	02/15/2011	646,908
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)	700,000	5.25	02/15/2015	765,443
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)	400,000	5.00	08/01/2012	438,880
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)	1,200,000	5.50	02/01/2015	1,231,824
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)	995,000	7.20	01/01/2008	1,137,385
	1,330,000	7.20	01/01/2009	1,559,611
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)	800,000	6.05	03/01/2020	917,752
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)	275,000	5.25	03/01/2014	306,966
	300,000	5.25	03/01/2015	334,872
Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)	1,100,000	5.00	03/01/2018	1,154,703
	1,050,000	5.00	03/01/2021	1,088,482
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)	1,000,000	5.00	03/01/2017	1,049,430
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)	375,000	5.38	11/01/2014	414,563
University of Missouri Revenue Bonds (System Facilities Series A) (AA/Aa2)	250,000	4.25	11/01/2005	258,140
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)	1,000,000	5.25	03/01/2013	1,114,530

				167,533,954

Puerto Rico — 3.2%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)	1,000,000	5.25	07/01/2014	1,089,740
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)	1,895,000	5.00	07/01/2007	2,024,296
Puerto Rico Municipal Finance Agency (Refunding Series B) (FSA) (AAA/Aaa)	2,455,000	5.50	08/01/2018	2,683,388

				5,797,424

TOTAL MUNICIPAL BOND OBLIGATIONS				$174,459,683

Short-Term Obligations# — 1.7%

Missouri — 1.7%
Kansas City MO Industrial Development Authority Revenue Bonds (Ewing Marion Kauffmam) Series A (A-1+/NR)	$1,200,000	1.10%	08/02/2004	$1,200,000
Missouri State Health & Educational Facility Authority Health Facilities Revenue Bonds (Refunding Cox Health System) (MBIA) (Chase Manhattan Bank SPA) (A-1+/VMIG1)	1,300,000	1.10	08/02/2004	1,300,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis Univeristy) (U.S. Bank NA SPA) (NR/VMIG1)	535,000	1.15	08/02/2004	535,000

TOTAL SHORT TERM OBLIGATIONS				$3,035,000

Repurchase Agreement — 0.9%
State Street Bank & Trust Co.^	$1,577,000	1.12%	08/02/2004	$1,577,000
Maturity Value: $1,577,147

TOTAL REPURCHASE AGREEMENT				$1,577,000

TOTAL INVESTMENTS — 99.7%				$179,071,683
Other assets in excess of liabilities — 0.3%				468,320

Net Assets — 100.0%				$179,540,003

#	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $1,120,000 U.S. Treasury Bonds, 13.25% due 05/15/2014 with a market value of $1,615,600.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:

AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
SD	—School District
SPA	—Stand-by Purchase Agreement
TCRS	—Transferable Custodial Receipts
XLCA	—Insured by XL Capital Assurance, Inc.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$171,815,144

Gross unrealized gain	7,401,574
Gross unrealized loss	(145,035)

Net unrealized security gain	$7,256,539

Item 1.	Schedule of Investments.

COMMERCE VALUE FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Commercial Services —1.5%
9,000	Hughes Supply, Inc.	$548,280
18,600	The Interpublic Group of Cos., Inc.*	237,894
15,000	W.W. Grainger, Inc.	794,250

		1,580,424

Communications — 3.7%
43,200	BellSouth Corp.	1,170,288
14,400	CenturyTel, Inc.	446,256
63,100	Verizon Communications, Inc.	2,431,874

		4,048,418

Consumer Durables — 3.7%
9,600	D.R. Horton, Inc.	265,248
53,000	Ford Motor Co.	780,160
9,600	Fortune Brands, Inc.	692,928
23,200	General Motors Corp.	1,000,848
7,600	Hovnanian Enterprises, Inc.*	235,828
3,900	KB HOME	249,795
5,900	Lennar Corp.	251,812
4,200	The Black & Decker Corp.	293,622
3,200	The Ryland Group, Inc.	247,744

		4,017,985

Consumer Non-Durables —3.0%
12,400	Coca-Cola Enterprises, Inc.	252,960
8,400	Hormel Foods Corp.	249,312
11,100	Kellogg Co.	462,426
12,200	Smithfield Foods, Inc.*	345,748
8,600	The Gillette Co.	335,228
22,800	The Procter & Gamble Co.	1,189,020
7,300	V. F. Corp.	365,073

		3,199,767

Consumer Services — 4.9%
20,900	Cendant Corp.	478,192
34,800	Hilton Hotels Corp.	620,484
24,000	Marriott International, Inc.	1,171,200
15,900	McDonald’s Corp.	437,250
6,000	MGM MIRAGE*	264,900
11,300	Starwood Hotels & Resorts Worldwide, Inc.	508,500
93,400	The ServiceMaster Co.	1,090,912
23,300	Viacom, Inc. Class B	782,647

		5,354,085

Electronic Technology —6.5%
17,300	Advanced Micro Devices, Inc.*	216,077
8,500	Apple Computer, Inc.*	274,890
14,000	Comverse Technology, Inc.*	238,840
7,200	General Dynamics Corp.	711,504
4,600	Harris Corp.	218,408
98,200	Hewlett-Packard Co.	1,978,730
7,800	L-3 Communications Holdings, Inc.	476,970
12,400	Lockheed Martin Corp.	657,076
16,200	Northrop Grumman Corp.	852,120
11,400	Storage Technology Corp.*	284,430
32,400	Tellabs, Inc.*	288,684
11,300	The Boeing Co.	573,475
18,600	Xerox Corp.*	257,796

		7,029,000

Energy Minerals — 9.9%
28,700	ChevronTexaco Corp.	2,745,155
13,200	ConocoPhillips	1,039,764
144,300	Exxon Mobil Corp.	6,681,090
9,000	Marathon Oil Corp.	339,030

		10,805,039

Finance — 35.5%
32,900	American International Group, Inc.	2,324,385
48,487	Bank of America Corp.	4,121,880
120,966	Citigroup, Inc.	5,333,391
12,900	First Horizon National Corp.	559,215
32,800	Franklin Resources, Inc.	1,582,600
69,300	J. P. Morgan Chase & Co.	2,586,969
5,700	Jefferson-Pilot Corp.	274,626
7,700	Lehman Brothers Holdings, Inc.	539,770
52,300	Lincoln National Corp.	2,285,510
33,500	MBNA Corp.	827,115
46,400	Merrill Lynch & Co., Inc.	2,307,008
49,000	MetLife, Inc.	1,747,830
60,100	Morgan Stanley & Co., Inc.	2,964,733
11,300	Principal Financial Group, Inc.	384,087
8,600	Prudential Financial, Inc.	400,416
9,100	Ryder System, Inc.	390,390
16,800	The Allstate Corp.	790,944
20,700	The Bank of New York Co., Inc.	594,711
12,600	The Hartford Financial Services Group, Inc.	820,260
9,200	The Progressive Thornburg Corp.	704,904
10,000	Thornburg Mortgage, Inc.	277,300
16,500	Trustmark Corp.	474,375
63,045	U.S. Bancorp	1,784,173
49,400	Wachovia Corp.	2,188,914
40,700	Wells Fargo & Co.	2,336,587

		38,602,093

Health Services — 0.9%
5,200	Aetna, Inc.	446,160
6,800	Anthem, Inc.*	560,796

		1,006,956

Health Technology —1.3%
12,900	Bristol-Myers Squibb Co.	295,410
18,400	Merck & Co., Inc.	834,440
13,800	PerkinElmer, Inc.	242,604

		1,372,454

Industrial Services —1.7%
53,500	Allied Waste Industries, Inc.*	494,340
8,500	Cooper Cameron Corp.*	434,265
4,900	Kinder Morgan, Inc.	294,049
33,900	Pride International, Inc.*	610,200

		1,832,854

Non-Energy Minerals —1.0%
10,000	Nucor Corp.	836,500
12,600	Worthington Industries, Inc.	258,048

		1,094,548

Process Industries — 2.3%
4,900	Air Products & Chemicals, Inc.	253,575
25,800	Archer-Daniels-Midland Co.	398,094
3,500	Ball Corp.	252,630
13,600	E. I. du Pont de Nemours and Co.	583,032
3,700	Praxair, Inc.	145,965
20,800	The Dow Chemical Co.	829,712

		2,463,008

COMMERCE VALUE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Shares	Description	Value
Producer Manufacturing —12.3%
12,000	3M Co.	$988,320
6,100	AMETEK, Inc.	188,124
6,500	Caterpillar, Inc.	477,685
7,400	Deere & Co.	464,794
25,300	Delphi Corp.	240,603
5,500	Dover Corp.	218,240
5,600	Eaton Corp.	361,984
157,600	General Electric Co.	5,240,200
30,900	Honeywell International, Inc.	1,162,149
9,400	Illinois Tool Works, Inc.	850,888
53,600	Masco Corp.	1,620,864
14,650	PACCAR, Inc.	878,414
12,500	Parker Hannifin Corp.	717,250

		13,409,515

Retail Trade — 1.4%
9,300	AnnTaylor Stores Corp.*	249,612
9,200	AutoNation, Inc.*	148,304
13,100	Claire’s Stores, Inc.	301,955
12,600	IAC/InterActiveCorp*	343,980
6,100	Nordstrom, Inc.	267,790
6,800	Sears, Roebuck and Co.	249,424

		1,561,065

Technology Services — 1.8%
69,300	BMC Software, Inc.*	1,086,624
6,600	International Business Machines Corp.	574,662
22,600	Oracle Corp.*	237,526

		1,898,812

Utilities — 7.1%
24,800	Dominion Resources, Inc.	1,573,808
32,000	Entergy Corp.	1,840,000
30,100	Exelon Corp.	1,050,490
21,200	FirstEnergy Corp.	828,920
9,300	PG&E Corp.*	265,422
24,300	Public Service Enterprise Group, Inc.	947,700
9,200	Sempra Energy	328,900
31,500	The Southern Co.	922,320

		7,757,560

TOTAL COMMON STOCKS		$107,033,583

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 1.5%
State Street Bank & Trust Co.^	$1,662,000	1.12%	08/02/2004	$1,662,000
Maturity Value: $1,662,155

TOTAL REPURCHASE AGREEMENT				$1,662,000
TOTAL INVESTMENTS — 100.0%				$.108,695,583
Other assets in excess of liabilities — 0.0%				30,075
Net Assets — 100.0%				$108,725,658

*	Non-income producing security.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $1,180,000 U.S. Treasury Bonds, 13.250% due 05/15/2014 with a market value of $1,702,150.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$103,509,499

Gross unrealized gain	8,669,242
Gross unrealized loss	(3,483,158)

Net unrealized security gain	$5,186,084

Item 1.	Schedule of Investments.

COMMERCE CORE EQUITY FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 96.1%
Commercial Services — 3.0%
31,835	Omnicom Group, Inc.	$2,292,757
147,020	SYSCO Corp.	5,064,839

		7,357,596

Communications — 1.7%
106,620	Verizon Communications, Inc.	4,109,135

Consumer Durables — 5.3%
65,535	Fortune Brands, Inc.	4,730,316
81,620	Harley-Davidson, Inc.	4,886,589
133,050	Leggett & Platt, Inc.	3,599,003

		13,215,908

Consumer Non-Durables — 4.2%
37,280	Anheuser-Busch Companies, Inc.	1,934,832
68,780	Jones Apparel Group, Inc.	2,568,933
112,230	The Procter & Gamble Co.	5,852,794

		10,356,559

Consumer Services — 6.5%
63,995	eBay, Inc.*	5,012,728
109,710	Fox Entertainment Group, Inc.*	2,965,461
80,710	International Game Technology	2,610,161
160,390	McDonald’s Corp.	4,410,725
31,035	Viacom, Inc. Class B	1,042,466

		16,041,541

Electronic Technology — 9.0%
235,475	Cisco Systems, Inc.*	4,912,008
120,500	Dell, Inc.*	4,274,135
124,210	Intel Corp.	3,028,240
119,720	National Semiconductor Corp.*	2,053,198
40,695	QUALCOMM, Inc.	2,811,211
75,275	Tektronix, Inc.	2,288,360
92,345	Texas Instruments, Inc.	1,969,719
51,190	UTStarcom, Inc.*	934,729

		22,271,600

Energy Minerals — 6.1%
57,430	ConocoPhillips	4,523,761
28,260	EOG Resources, Inc.	1,795,923
186,900	Exxon Mobil Corp.	8,653,470

		14,973,154

Finance — 20.1%
84,345	AFLAC, Inc.	3,343,436
41,105	Bank of America Corp.	3,494,336
54,175	Capital One Financial Corp.	3,755,411
137,910	Citigroup, Inc.	6,080,452
66,435	Freddie Mac	4,272,435
67,225	J.P. Morgan Chase & Co.	2,509,509
32,895	Legg Mason, Inc.	2,583,573
48,930	Lehman Brothers Holdings, Inc.	3,429,993
52,370	Lincoln National Corp.	2,288,569
65,900	Merrill Lynch & Co., Inc.	3,276,548
171,510	Principal Financial Group, Inc.	5,829,625
79,885	Wachovia Corp.	3,539,704
60,150	Washington Mutual, Inc.	2,333,820
50,540	Wells Fargo & Co.	2,901,502

		49,638,913

Health Technology — 9.5%
65,335	Amgen, Inc.*	3,716,255
84,320	Boston Scientific Corp.*	3,226,083
31,210	Forest Laboratories, Inc.*	1,569,551
32,720	Genentech, Inc.*	1,592,810
65,190	Johnson & Johnson	3,603,051
54,595	Medtronic, Inc.	2,711,734
130,405	Pfizer, Inc.	4,167,744
35,555	Stryker Corp.	1,695,262
16,210	Zimmer Holdings, Inc.*	1,236,985

		23,519,475

Producer Manufacturing — 10.3%
64,245	3M Co.	5,291,218
42,465	Caterpillar, Inc.	3,120,753
132,325	Danaher Corp.	6,702,261
189,320	General Electric Co.	6,294,890
58,040	Ingersoll-Rand Co.	3,986,768

		25,395,890

Retail Trade — 7.2%
67,360	Best Buy Co., Inc.	3,244,058
57,085	CVS Corp.	2,390,149
158,275	Office Depot, Inc.*	2,595,710
37,860	The Gap, Inc.	859,422
62,595	The Neiman Marcus Group, Inc.	3,414,557
63,445	Wal-Mart Stores, Inc.	3,363,219
60,240	Williams-Sonoma, Inc.*	1,957,198

		17,824,313

Technology Services — 9.2%
57,685	Aetna, Inc.	4,949,373
49,145	International Business Machines Corp.	4,279,055
339,460	Microsoft Corp.	9,661,032
80,015	Symantec Corp.*	3,741,501

		22,630,961

Transportation — 1.3%
38,185	FedEx Corp.	3,126,588

Utilities — 2.7%
36,635	Entergy Corp.	2,106,513
128,095	Exelon Corp.	4,470,515

		6,577,028

TOTAL COMMON STOCKS		$237,038,661

Exchange Traded Funds — 0.5%
10,000	SPDR Trust Series 1	$1,108,200

TOTAL EXCHANGE TRADED FUNDS		$1,108,200

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement — 4.3%
State Street Bank & Trust Co.^	$10,620,000	1.12%	08/02/2004	$.10,620,000
Maturity Value: $10,620,991

TOTAL REPURCHASE AGREEMENT				$10,620,000

TOTAL INVESTMENTS — 100.9%				$248,766,861
Liabilities in excess of other assets — (0.9)%				(2,216,890)

Net Assets — 100.0%				$246,549,971

*	Non-income producing security.

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $7,560,000 U.S. Treasury Bonds, 8.875% due 02/15/2019 with a market value of $10,839,150.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$221,349,738

Gross unrealized gain	42,207,138
Gross unrealized loss	(14,790,015)

Net unrealized security gain	$27,417,123

Item 1.	Schedule of Investments.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 98.0%
Kansas — 91.1%
Atchison County KS Unified School District No. 409 GO Bonds (FSA) (AAA/Aaa)	$250,000	5.30%	09/01/2007	$250,783
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)	1,000,000	4.75	08/01/2017	1,034,950
Butler County KS Unified School District No. 402 GO Bonds (Refunding) (FSA) (AAA/NR)	630,000	3.00	10/01/2009	617,356
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)	545,000	4.60	09/01/2013	564,685
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)	440,000	5.00	12/01/2013	473,172
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)	310,000	4.90	12/01/2014	328,355
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)	500,000	5.60	10/01/2019	561,170
Dodge KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)	210,000	7.00	09/01/2004	210,918
	535,000	7.00	09/01/2006	588,173
Dodge KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)	1,450,000	5.00	03/01/2012	1,578,485
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)	1,000,000	5.00	08/01/2012	1,092,850
Douglas County KS Unified School District No. 497 GO Bonds Series A (NR/Aa3)	400,000	5.00	09/01/2006	422,004
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	495,000	5.00	09/01/2015	536,620
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)	410,000	4.35	11/15/2007	434,001
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)	500,000	6.00	10/01/2016	589,160
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)	485,000	5.00	10/01/2006	514,725
	415,000	4.50	10/01/2012	434,418
	1,000,000	5.13	10/01/2016	1,058,550
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)	500,000	5.50	09/01/2017	567,570
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission) Series A (NR/Aa1)	325,000	6.00	10/01/2007	359,223
	400,000	4.40	10/01/2012	413,648
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)	735,000	5.00	12/01/2010	806,207
Johnson County KS Water District No. 001 Revenue Bonds(Refunding) (AAA/Aaa)	545,000	4.60	12/01/2009	584,273
Johnson County KS Water District No. 001 Revenue Bonds(Refunding) (ADFA GTD) (AAA/Aaa)	275,000	5.00	12/01/2019	289,121
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)	645,000	6.50	10/01/2015	724,109
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)	760,000	6.13	09/01/2009	870,246
	800,000	5.25	09/01/2019	883,344
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)	300,000	5.50	09/01/2012	342,105
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)	340,000	5.00	09/01/2014	372,555
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)	1,270,000	5.25	05/01/2013	1,381,684
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)	500,000	5.00	10/01/2011	541,205
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A-/NR)	350,000	5.00	07/01/2014	365,627
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab) Series G-2 (AMBAC) (AAA/Aaa)	1,000,000	5.50	10/01/2007	1,091,160
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (NR/Aaa)	200,000	5.00	08/01/2010	218,124
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)	400,000	5.00	02/01/2012	430,104
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)	400,000	5.00	05/01/2012	431,992
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AAA/Aaa)	2,050,000	5.00	08/01/2017	2,174,906
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program) Series V (AA/A2)	1,065,000	5.00	06/01/2006	1,119,986
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)	575,000	5.25	04/01/2010	625,519
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa3)	990,000	5.25	04/01/2013	1,059,141
	600,000	5.00	04/01/2016	626,010

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)	$705,000	5.50%	04/01/2014	$788,423
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)	600,000	5.00	06/01/2013	647,886
	630,000	5.00	06/01/2014	675,877
	300,000	5.00	06/01/2016	317,694
Kansas State Development Finance Authority Revenue Bonds (Skill Program) Series K-1 (AA/A2)	500,000	4.65	12/01/2005	518,565
Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)	320,000	4.00	10/01/2011	329,021
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)	955,000	5.00	11/01/2009	1,043,567
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)	1,100,000	6.00	11/01/2015	1,266,232
	280,000	5.50	05/01/2017	318,884
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II ) (AAA/Aaa)	500,000	5.25	05/01/2007	538,125
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aaa)	500,000	5.40	05/01/2012	542,325
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)	350,000	5.75	07/01/2014	387,048
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)	550,000	5.25	07/01/2010	578,451
	1,000,000	5.38	07/01/2014	1,054,580
	700,000	5.38	07/01/2015	732,998
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/NR)	500,000	5.00	12/01/2005	510,015
Leawood KS GO Bonds Series A (NR/Aa1)	385,000	4.00	09/01/2008	401,463
McPherson County KS Unified School District No. 400 Lindsborg GO Bonds (Refunding) (FGIC) (AAA/Aaa)	775,000	5.00	09/01/2011	847,277
	830,000	5.00	09/01/2012	907,729
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)	790,000	5.00	08/01/2008	856,763
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)	485,000	4.10	10/01/2007	500,884
Newton KS GO Bonds (Refunding & Improvement) (MBIA) (NR/Aaa)	335,000	4.00	09/01/2009	349,854
	305,000	4.20	09/01/2011	318,270
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)	500,000	5.40	10/01/2013	517,630
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)	1,000,000	6.15	12/01/2020	1,144,910
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)	600,000	5.50	09/01/2011	674,610
Pratt KS Electric Utility Systems Revenue Bonds Series2001-1 (AMBAC) (AAA/Aaa)	725,000	4.85	05/01/2013	761,605
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)	645,000	4.20	09/01/2004	646,496
	470,000	4.50	09/01/2009	490,553
Saline County KS Unified School District No. 305 GO Bonds (Refunding & Improvement) (FSA) (NR/Aaa)
	300,000	5.50	09/01/2016	329,031
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/NR)	680,000	5.25	09/01/2014	745,021
	670,000	5.25	09/01/2015	728,250
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)	20,000	5.00	06/01/2013	20,103
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)	340,000	5.80	06/01/2017	349,972
Sedgwick County KS GO Bonds Series A (AA+/Aa1)	455,000	4.15	08/01/2010	475,116
Sedgwick County KS Public Building Community Revenue Bonds (Refunding Exploration Place Project) Series 2 (AA+/Aa1)	400,000	3.40	08/01/2012	393,120
Sedgwick County KS Public Building Revenue Bonds (Exploration Place Project) Series A (AA+/Aa1)	300,000	6.00	08/01/2004	300,000
Sedgwick County KS Unified School District No. 261 GO Bonds (FSA) (AAA/NR)	490,000	6.75	11/01/2005	520,699
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)	500,000	5.50	10/01/2009	555,515
Sedgwick County KS Unified School District No. 265 GO Bonds (FSA) (AAA/Aaa)	250,000	5.75	10/01/2008	251,830
Seward County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)	725,000	4.00	08/01/2010	749,193
Seward County KS Unified School District No. 480 GO Bonds (FSA) (NR/Aaa)	100,000	6.25	09/01/2005	105,012
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)	500,000	4.25	09/01/2004	501,125
	490,000	5.00	09/01/2008	528,877
	250,000	5.25	09/01/2009	274,192
	520,000	4.90	09/01/2013	542,188
Shawnee County KS School District No. 437 GO Bonds (AMBAC) (AAA/Aaa)	250,000	5.20	09/01/2007	250,763

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)	$1,000,000	5.00%	02/01/2014	$1,062,190
	500,000	5.00	02/01/2018	522,215
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)	565,000	5.50	08/01/2010	631,608
University of Kansas Hospital Authority Health Facilites Revenue Bonds (Kansas University Health System) (A-/NR)	200,000	5.50	09/01/2011	211,872
	1,000,000	6.00	09/01/2014	1,089,280
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)	1,000,000	5.00	04/01/2014	1,063,540
Wichita KS GO Bonds Series 735 (AA/Aa2)	250,000	4.00	09/01/2009	250,535
Wichita KS GO Bonds Series 766 (AA/Aa2)	455,000	4.30	09/01/2010	475,657
Wichita KS GO Bonds Series 774 (MBIA) (AAA/Aaa)	530,000	4.00	09/01/2006	550,553
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)	1,500,000	6.75	11/15/2014	1,675,530
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)	600,000	4.40	09/01/2011	627,120
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)	300,000	6.38	09/01/2011	353,631
	785,000	5.38	09/01/2015	847,949

				63,217,656
Puerto Rico — 6.9%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)	500,000	5.38	07/01/2021	550,170
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)	475,000	5.50	07/01/2016	542,445
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA-CR) (AAA/Aaa)	425,000	5.50	07/01/2015	485,337
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series AA (A/Baa1)	1,000,000	5.00	07/01/2007	1,068,230
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)	1,000,000	5.25	07/01/2021	1,065,840
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)	500,000	5.50	08/01/2018	546,515
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)	500,000	5.50	08/01/2019	545,080

				4,803,617
TOTAL MUNICIPAL BOND OBLIGATIONS				$68,021,273
Repurchase Agreement — 0.8%
State Street Bank & Trust Co.^	$551,000	1.12%	08/02/2004	$551,000
Maturity Value: $551,051
TOTAL REPURCHASE AGREEMENT				$551,000
TOTAL INVESTMENTS — 98.8%				$68,572,273
Other assets in excess of liabilities — 1.2%				849,888
Net Assets — 100.0%				$69,422,161

^	Repurchase agreement was entered into on July 30, 2004. At July 30, 2004, this agreement was fully collateralized by $565,000 U.S. Treasury Notes, 1.625%, due 04/30/2005 with a market value of $566,035.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:

ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
CR	—Custodial Receipts
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IBC	—Insured Bond Certificates
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$66,091,551

Gross unrealized gain	2,630,793
Gross unrealized loss	(150,071)

Net unrealized security gain	$2,480,722

Item 1.	Schedule of Investments.

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

July 31, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.1%
Equity — 66.8%
198,187	Commerce Value Fund — 22.5%	$4,304,624
199,217	Commerce Growth Fund — 21.3%	4,073,996
115,879	Commerce International Equity Fund — 11.1%	2,110,155
56,626	PIMCO PEA Renaissance Fund — 7.1%	1,344,296
38,619	Commerce MidCap Growth Fund — 4.8%	923,767

		12,756,838
Fixed Income — 32.3%
334,891	Commerce Bond Fund — 32.3%	6,172,049
TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$18,928,887

Exchange Traded Funds — 2.0%
2,477	iShares MSCI Emerging Markets Index — 2.0%	$385,793

TOTAL EXCHANGE TRADED FUNDS		$385,793

TOTAL INVESTMENTS — 101.1%		$19,314,680
Liabilities in excess of other assets — (1.1)%		(207,702)
Net Assets — 100.0%		$19,106,978

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$17,974,920

Gross unrealized gain	1,512,049
Gross unrealized loss	(172,289)

Net unrealized security gain	$1,339,760

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 3a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry Franklin
Larry Franklin
Principal Executive Officer

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry Franklin
Larry Franklin
Principal Executive Officer

Date September 29, 2004

By	/s/ Peter Fortner
Peter Fortner
Treasurer

Date September 29, 2004